USAA LIFE INSURANCE COMPANY
VARIABLE ANNUITY
-------------------------------------------------------------------------------
ANNUAL REPORT

DECEMBER 31, 1997


                                                     [LOGO OF USAA APPEARS HERE]

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

TABLE OF CONTENTS

This report is for the information of USAA Life Variable Annuity contractowners and others who have received a copy of the currently effective Variable Annuity prospectus. It may be used as sales literature only when preceded or accompanied by a current prospectus which includes complete information. The USAA Life Variable Annuity is distributed by USAA Investment Management Company, a registered broker dealer.



PRESIDENT'S MESSAGE .......................................................... 3
USAA LIFE VARIABLE ANNUITY SEPARATE ACCOUNT............................A-5--A-15
Overview of the Variable Annuity Fund Accounts.............................  A-6
Independent Auditors' Report...............................................  A-7
Statements of Assets and Liabilities.......................................  A-8
Statements of Operations...................................................  A-9
Statements of Changes in Net Assets........................................ A-10
Notes to Financial Statements.............................................. A-12

USAA LIFE INVESTMENT TRUST............................................B-17--B-67
USAA Life VA Money Market Fund - An Overview............................... B-19
USAA Life VA Income Fund - An Overview..................................... B-21
USAA Life VA Growth and Income Fund - An Overview.......................... B-23
USAA Life VA World Growth Fund - An Overview .............................. B-25
USAA Life VA Diversified Assets Fund - An Overview......................... B-28
USAA Life VA Aggressive Growth Fund - An Overview.......................... B-31
USAA Life VA International Fund - An Overview.............................. B-34
Independent Auditors' Report............................................... B-37
USAA Life VA Money Market Fund Portfolio of Investments in Securities...... B-38
USAA Life VA Income Fund Portfolio of Investments in Securities............ B-40
USAA Life VA Growth and Income Fund Portfolio of Investments in Securities  B-41
USAA Life VA World Growth Fund Portfolio of Investments in Securities...... B-43
USAA Life VA Diversified Assets Fund Portfolio of Investments in Securities B-48 USAA Life VA Aggressive Growth Fund Portfolio of Investments in Securities. B-50
USAA Life VA International Fund Portfolio of Investments in Securities..... B-53
Notes to Portfolios of Investments in Securities........................... B-57
Statements of Assets and Liabilities....................................... B-58
Statements of Operations................................................... B-59
Statement of Changes in Net Assets......................................... B-60
Notes to Financial Statements.............................................. B-62

SCUDDER VARIABLE LIFE INVESTMENT FUND(VLIF)
  CAPITAL GROWTH PORTFOLIO.............................................C-69-C-89
Letter from the Fund's President........................................... C-71
Capital Growth Portfolio Management Discussion............................. C-72
Capital Growth Portfolio Summary........................................... C-74
Investment Portfolio....................................................... C-75
Financial Statements....................................................... C-78
Financial Highlights....................................................... C-81
Notes to Financial Statements.............................................. C-83

THE ALGER AMERICAN FUND
    ALGER AMERICAN GROWTH PORTFOLIO...................................  D-91-104
Schedule of Investments.................................................... D-92
Financial Highlights....................................................... D-94
Statement of Assets and Liabilities........................................ D-95
Statement of Operations.................................................... D-96
Statement of Changes in Net Assets......................................... D-97
Notes to Financial Statements.............................................. D-99

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

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT

                              PRESIDENT'S MESSAGE

                          FROM THE DESK OF ED ROSANE

                       [PHOTO OF ED ROSANE APPEARS HERE]


1997 drew to a close with a stronger than expected economy. The Dow closed at 7908.25 on December 31, an increase of 18.47% over 1996's year-end close. 1997 was also a year of solid returns for the fund accounts which comprise USAA Life's Variable Annuity. An overview of historical performance, as well as accumulation unit values, can be found on page A-6 of this Report. We issued an additional 2,200 contracts bringing the total number of contractowners in 1997 to 5,873.


                                                            1997 ANNUAL REPORT 3

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT

                              PRESIDENT'S MESSAGE

A TIME OF CHANGES
-----------------

IMPROVEMENTS TO OUR CONTRACT

On January 1, 1998, USAA Life lowered Variable Annuity mortality and expense (M&E) risk charges 38% in a continuing effort to provide greater value for your long-term investments. The M&E charge makes it possible for us to offer the guaranteed death benefit which provides added protection and payout options which can guarantee income for life. These important benefits can only be found in an annuity.

This reduction also allows more money to remain in the contract working for you. At a quick glance, it may not seem like the lower M&E will make much of a difference. But factor in another of the contract's more popular features - the power of tax-deferred earnings - and you may find that the value of your contract may increase substantially over time. To fully appreciate the impact of this reduction, compare the contract's old pricing structure with the new lower M&E based on the following example.

                             Initial
                            Investment     10 Years     20 Years     30 Years
                            ----------     --------     --------     --------
New Lower M&E (.65%)          $5,000       $ 88,131     $290,461     $780,550
Old M&E (1.05%)               $5,000       $ 86,120     $276,470     $720,932

This example updates the Nonqualified Variable Annuity Tax-Deferred Accumulation graph as it appears on page 29A of your May 1,1997 prospectus. It assumes an initial after-tax investment of $5,000 and that additional contributions of $400 are made at the beginning of each month. It further assumes a 10% rate of return and reflects the deduction of all charges under the Variable Annuity contract.

This hypothetical example is for illustrative purposes only.

I think you will also be pleased to note that USAA Life's M&E charge is 42% lower and total insurance charges are 41% lower than the average industry contract. Here are the details as they are reported by Morningstar, Inc., an independent organization that monitors the performance of variable annuities:

                                                   Average
                                                  Industry
                                USAA Life         Contract
                                ---------        ----------
M&E charge                         .65%             1.12%
------------------------------------------------------------
Administration Expense             .10               .14
------------------------------------------------------------
Distribution Expense                 0               .01
------------------------------------------------------------
Total Insurance Expenses           .75%             1.27%

TAXPAYER RELIEF ACT
CREATES NEW
OPPORTUNITIES
--------------------

At this time, I would also like to comment on the Taxpayer Relief Act of 1997 which provides Americans with new opportunities to save more for retirement. Many will spend hours sorting through the details, evaluating options, and changing strategies. But before making any changes, you should also review your objectives, risk tolerance, and retirement horizon which will provide important information. Then when considering your options, don't forget these features which can be found only with a Variable Annuity:

FLEXIBILITY. Money can be moved among the investment options without creating a taxable event.

LESS RECORD KEEPING. The insurance company keeps tax basis records for your annuity. With other investments, your capital gains tax rate will depend on the type of investment - when it was purchased and when it was sold - and you will be responsible for keeping track of this information.

DEFERRAL OF TAXES. Over time, tax-deferred earnings and compounding may significantly impact the value of your Variable Annuity. Even with the lowering of capital gains tax rates, tax deferral is still a valuable feature of annuities - especially for those who have longer retirement horizons.

ESTATE BENEFITS. Contract proceeds pass directly to your beneficiary avoiding the cost and delays of probate.

LOOKING FORWARD
---------------

When the Variable Annuity was introduced three years ago, it was one of the most competitive contracts available. In 1997, two investment options were added to provide a broader range of diversification. On January 1, 1998 we improved the inherent value of the contract by reducing the M&E. Later this year, we plan to add even more options to the Variable Annuity's investment lineup. The continued improvements we make, enable USAA Life to provide a contract that offers greater value and more choices - important features you require for your financial portfolio.

I encourage you to call a USAA Life Account Representative at any time if you would like to discuss your financial situation, the details of our contract, or information found in this Report.
1-800-531-2923
(456-9035 in San Antonio)


Sincerely,

/s/ Edwin L. Rosane
---------------------------
Edwin L. Rosane, CLU, FLMI
President
USAA Life Insurance Company

4 ANNUAL REPORT 1997

                                                                       USAA LIFE
                                                                VARIABLE ANNUITY
                                                                SEPARATE ACCOUNT
-------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               December 31, 1997




                                                        [USAA LOGO APPEARS HERE]

                                          SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------------
                                                            AN OVERIVEW
                           Variable Annuity Fund Accounts                                            December 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     AUV Average
                                                                            Accumulation        AUV Average            Annual
                                                         Inception           Unit Value     Annual Total Return     Total Return
                           Objective                       Date                (AUV)             One Year          Since Inception
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA              Seeks the highest level of
MONEY MARKET              current income consistent       2/6/95             $1.13             3.95%                 4.13%
FUND ACCOUNT              with preservation of capital
                          and maintenance of liquidity
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA              Seeks maximum current
INCOME FUND               income without undue risk       2/6/95            $13.00            10.14%                 9.36%
ACCOUNT                   to principal
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA              Seeks capital growth and
GROWTH AND                current income                  2/6/95            $19.29            24.83%                25.23%
INCOME FUND
ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA              Seeks long-term capital
WORLD GROWTH              appreciation                    2/6/95            $16.14            12.62%                17.82%
FUND ACCOUNT/1/
----------------------------------------------------------------------------------------------------------------------------------
                          Seeks long-term capital
USAA LIFE VA              growth, consistent with         2/6/95            $16.52            19.15%                18.74%
DIVERSIFIED ASSETS        preservation of capital and
FUND ACCOUNT              balanced by current income
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA
AGGRESSIVE GROWTH         Appreciation of capital         5/1/97            $11.74             NA                   17.24%/2/
FUND ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
USAA LIFE VA              Capital appreciation with
INTERNATIONAL FUND        current income as a             5/1/97            $10.11             NA                    1.03%/2/
ACCOUNT/1/                secondary objective
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER VLIF
CAPITAL GROWTH            Seeks to maximize long-         2/6/95            $19.99            34.05%                26.78%
PORTFOLIO                 term capital growth
FUND ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN
GROWTH PORTFOLIO          Seeks long-term capital
FUND ACCOUNT              appreciation                    2/6/95            $18.24            24.15%                22.86%
----------------------------------------------------------------------------------------------------------------------------------

1 Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability, which are discussed in the Variable Annuity prospectus.

2 Total returns for periods of less than one year are not annualized. These returns are cumulative.

   The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission which includes the deduction of all contract charges. The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee for future returns. An investment in the USAA Life VA Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1. The principal value contributed to the other fund accounts will fluctuate. When variable annuity accumulation units are redeemed, they may be worth more or less than their original cost.

A-6 ANNUAL REPORT 1997

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                         INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS OF USAA LIFE INSURANCE COMPANY AND
CONTRACTOWNERS OF THE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY:

We have audited the accompanying statements of assets and liabilities as of December 31, 1997, the related statements of operations for the year ended December 31, 1997, the statements of changes in net assets for each of the years in the two-year period ended December 31, 1997, and the unit value information presented in note 5 for the periods ended December 31, 1997, 1996 and 1995 for the USAA Life Variable Annuity (VA) Money Market Fund Account, USAA Life VA Income Fund Account, USAA Life VA Growth and Income Fund Account, USAA Life VA World Growth Fund Account, USAA Life VA Diversified Assets Fund Account, the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account), and the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account); the statements of assets and liabilities as of December 31, 1997, the related statements of operations, changes in net assets, and unit value information presented in note 5, for the period from May 1, 1997 (commencement of operations) through December 31, 1997, for USAA Life VA Aggressive Growth Fund Account and USAA Life VA International Fund Account, available within the Separate Account of USAA Life Insurance Company. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1997 were verified by examination of the underlying portfolios of the USAA Life Investment Trust or through confirmation for the Scudder and Alger Funds' portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned fund accounts of the Separate Account of USAA Life Insurance Company as of December 31, 1997, the results of their operations for the year or period ended December 31, 1997, the changes in their net assets for each of the years or periods in the two-year period ended December 31, 1997, and the unit value information, as described in the first paragraph, in conformity with generally accepted accounting principles.


                                                  /s/ KPMG Peat Marwick LLP
                                                  ---------------------------
                                                  KPMG PEAT MARWICK LLP
San Antonio, Texas
February 11, 1998


                                                          1997 ANNUAL REPORT A-7

                                          SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                                               STATEMENTS OF ASSETS AND LIABILITIES

        VARIABLE ANNUITY FUND ACCOUNTS (In Thousands)                                                        December 31, 1997



                                                                                                                    Investment at
                                                                              Fund Shares             Cost           Market Value
                                                                              -----------          ---------        ---------------
ASSETS
 Investments at market value:
   USAA Life VA Money Market Fund                                                 15,131           $  15,131           $ 15,131
   USAA Life VA Income Fund                                                          646               7,078              7,082
   USAA Life VA Growth and Income Fund                                             3,482              55,726             62,606
   USAA Life VA World Growth Fund                                                  1,416              18,714             18,894
   USAA Life VA Diversified Assets Fund                                            1,602              21,677             23,197
   USAA Life VA Aggressive Growth Fund                                               198               2,513              2,320
   USAA Life VA International Fund                                                   154               1,658              1,544
   Scudder VLIF Capital Growth Portfolio - Class A shares                          1,090              18,943             22,483
   Alger American Growth Portfolio                                                   738              25,695             31,540
                                                                                                   ---------        -----------
    Total investments                                                                              $ 167,135            184,797
 Other assets:

  Receivable from USAA Life Insurance Company                                                                                 2
                                                                                                                    -----------
   Total assets                                                                                                         184,799

LIABILITIES
  Payable to USAA Life Insurance Company                                                                                     12
                                                                                                                    -----------
   Net Assets                                                                                                       $   184,787
                                                                                                                    ===========



                                                                           Fund Account Units     Unit Price      Annuity Reserves
                                                                           ------------------     ----------      ----------------
NET ASSETS
 Deferred annuity contracts in the accumulation period:
  USAA Life VA Money Market Fund Account                                          13,416         $  1.127755         $   15,130
  USAA Life VA Income Fund Account                                                   544           13.002940              7,080
  USAA Life VA Growth and Income Fund Account                                      3,242           19.287258             62,537
  USAA Life VA World Growth Fund Account                                           1,168           16.144375             18,849
  USAA Life VA Diversified Assets Fund Account                                     1,401           16.518656             23,142
  USAA Life VA Aggressive Growth Fund Account                                        198           11.735078              2,320
  USAA Life VA International Fund Account                                            153           10.113861              1,544
  Scudder VLIF Capital Growth Portfolio Fund Account                               1,125           19.989715             22,484
  Alger American Growth Portfolio Fund Account                                     1,722           18.239579             31,404
                                                                                                                    -----------
   Net assets attributable to contractowners' deferred annuity reserves                                                 184,490
 Annuity contracts in the annuity period:
  USAA Life VA Growth and Income Fund Account                                          4           17.701919                 69
  USAA Life VA World Growth Fund Account                                               3           14.817374                 43
  USAA Life VA Diversified Assets Fund Account                                         3           15.160881                 48
  Alger American Growth Portfolio Fund Account                                         8           16.740346                137
                                                                                                                    -----------
    Net assets attributable to contractowners' annuity payment reserves                                                     297
                                                                                                                    -----------
   Net assets                                                                                                        $  184,787
                                                                                                                     ==========

See accompanying "Notes to Financial Statements" on page A-12.


A-8 ANNUAL REPORT 1997


                                          SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                                                     STATEMENTS OF OPERATIONS
      Variable Annuity Fund Accounts (In Thousands)                                                   Year Ended December 31, 1997


                                        USAA Life                    USAA Life       USAA Life       USAA Life      USAA Life
                                        VA Money      USAA Life      VA Growth       VA World     VA Diversified  VA Aggressive
                                         Market       VA Income     and Income        Growth          Assets          Growth
                                          Fund          Fund           Fund            Fund            Fund            Fund
                                         Account       Account        Account         Account         Account         Account
                                      ----------     ----------    -----------     -----------     ------------   -------------
NET INVESTMENT INCOME:
 Income dividends and capital
  gains distributions                  $     768     $      452     $    3,355       $   1,557        $   1,539      $       24
                                      ----------     ----------    -----------     -----------     ------------   -------------
Expenses
 Mortality and expense
   risk charge                               154             56            476             163              176              10
 Administrative charge                        15              5             45              16               17               1
                                      ----------     ----------    -----------     -----------     ------------   -------------
   Total expenses                            169             61            521             179              193              11
                                      ----------     ----------    -----------     -----------     ------------   -------------
   Net investment
     income (loss)                           599            391          2,834           1,378            1,346              13
                                      ----------     ----------    -----------     -----------     ------------   -------------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
 Net realized gain (loss)                      -             (1)         1,125             332              249             115
 Change in net unrealized
  appreciation/depreciation                    -            150          5,197            (217)           1,327            (193)
                                      ----------     ----------    -----------     -----------     ------------   -------------
   Net realized and
   unrealized gain
   on investments                              -            149          6,322             115            1,576             (78)
                                      ----------     ----------    -----------     -----------     ------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS      $     599     $      540     $    9,156       $   1,493        $   2,922      $      (65)
                                      ==========     ==========    ===========     ===========     ============   =============



                                                    Scudder VLIF       Alger
                                       USAA Life      Capital         American
                                   VA International    Growth         Growth
                                          Fund          Fund      Portfolio Fund
                                         Account       Account        Account
                                      ----------     ----------    -----------


NET INVESTMENT INCOME:
 Income dividends and capital
  gains distributions                  $      22     $     1008     $      256
                                      ----------     ----------    -----------

Expenses
 Mortality and expense
   risk charge                                 8            171            300
 Administrative charge                         1             16             28
                                      ----------     ----------    -----------
   Total expenses                              9            187            328
                                      ----------     ----------    -----------
   Net investment
     income (loss)                            13            821            (72)

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
 Net realized gain (loss)                     11            464          1,524
 Change in net unrealized
  appreciation/depreciation                 (114)         2,765          4,490
                                      ----------     ----------    -----------
   Net realized and
   unrealized gain
   on investments                           (103)         3,229          6,014
                                      ----------     ----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS      $     (90)    $    4,050     $    5,942
                                      ==========     ==========    ===========


See accompanying "Notes to Financial Statements" on page A-12


                                                          1997 ANNUAL REPORT A-9

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


VARIABLE ANNUITY FUND ACCOUNTS (In Thousands)           Years Ended December 31,

                                          USAA Life                                       USAA Life               USAA Life
                                          VA Money                 USAA Life              VA Growth               VA World
                                           Market                  VA Income              and Income                Growth
                                        Fund Account              Fund Account           Fund Account             Fund Account
                                   ---------------------    ---------------------     -------------------    ----------------------
                                     1997         1996         1997        1996         1997       1996         1997        1996
                                   ---------------------    ---------------------     -------------------    ----------------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)     $     599    $    375    $     391    $    346     $ 2,834    $    730    $   1,378    $     428

  Net realized gain (loss)
  on investment transactions               -           -           (1)        (77)      1,125         241          332          106

  Change in net unrealized
  appreciation/depreciation                -           -          150        (111)      5,197       1,670         (217)         437
                                   ---------    --------    ---------    --------     -------    --------    ---------    ---------
  Increase in net assets
  resulting from operations              599         375          540         158       9,156       2,641        1,493          971
                                   ---------    --------    ---------    --------     -------    --------    ---------    ---------
FROM CONTRACT TRANSACTIONS:
  Units sold                          60,064      62,988        3,968       7,926      33,823      20,119        9,018        7,927

  Units redeemed                     (56,776)    (57,822)      (2,501)     (4,062)     (3,790)     (1,917)      (1,567)        (874)
                                   ---------    --------    ---------    --------     -------    --------    ---------    ---------
  Increase in net assets
  from contract transactions           3,288       5,166        1,467       3,864      30,033      18,202        7,451        7,053
                                   ---------    --------    ---------    --------     -------    --------    ---------    ---------
  Net increase in net assets           3,887       5,541        2,007       4,022      39,189      20,843        8,944        8,024

NET ASSETS:
  Beginning of period                 11,243       5,702        5,073       1,051      23,417       2,574        9,948        1,924
                                   ---------    --------    ---------    --------     -------    --------    ---------    ---------
  End of period                    $  15,130    $ 11,243    $   7,080    $  5,073     $62,606    $ 23,417    $  18,892    $   9,948
                                   =========    ========    =========    ========     =======    ========    =========    =========
CHANGE IN UNITS OUTSTANDING:
  Units sold                          58,727      60,478          348         729       1,980       1,457          594          605

  Units redeemed                     (55,694)    (55,573)        (234)       (388)       (252)       (144)        (118)         (71)
                                   ---------    --------    ---------    --------     -------    --------    ---------    ---------
  Increase in units outstanding        3,033       4,905          114         341       1,728       1,313          476          534
                                   =========    ========    =========    ========     =======    ========    =========    =========


* Fund accounts commenced operations on May 1, 1997.
See accompanying "Notes to Financial Statements" on page A-12.

A-10 ANNUAL REPORT 1997

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS

VARIABLE ANNUITY FUND ACCOUNTS (In Thousands)           Years Ended December 31,

      USAA Life           USAA Life                            Scudder VLIF
   VA Diversified       VA Aggressive      USAA Life          Capital Growth         Alger American
       Assets               Growth      VA International         Portfolio           Growth Portfolio
    Fund Account         Fund Account    Fund Account          Fund Account            Fund Account
-------------------      ------------     ------------     -------------------      --------------------
   1997      1996           1997*           1997*            1997       1996          1997       1996
-------------------      ------------     ------------     -------------------      --------------------
$  1,346   $    444      $     13         $     13         $    821   $    174      $    (72)   $    280

     249         65           115               11              464         41         1,524         382

   1,327        192          (193)            (114)           2,765        743         4,490       1,269
 --------   --------      --------         --------         --------   --------      --------    --------

   2,922        701           (65)             (90)           4,050        958         5,942       1,931
--------   --------      --------         --------         --------   --------      --------    --------

  12,395      8,616         3,066            1,912           11,094      8,781         9,279      19,923
  (1,802)      (689)         (681)            (278)          (2,926)      (638)       (7,848)     (5,931)
--------   --------      --------         --------         --------   --------      --------    --------

  10,593      7,927         2,385            1,634            8,168      8,143         1,431      13,992
--------   --------      --------         --------         --------   --------      --------    --------
  13,515      8,628         2,320            1,544           12,218      9,101         7,373      15,923

   9,675      1,047             -                -           10,266      1,165        24,168       8,245
--------   --------      --------         --------         --------   --------      --------    --------
$ 23,190   $  9,675      $  2,320         $  1,544         $ 22,484   $ 10,266      $ 31,541    $ 24,168
========   ========      ========         ========         ========   ========      ========    ========

     846        668           259              180              626        647           592       1,462
    (141)       (55)          (61)             (27)            (190)       (51)         (510)       (444)
--------   --------      --------         --------         --------   --------      --------    --------
     705        613           198              153              436        596            82       1,018
========   ========      ========         ========         ========   ========      ========    ========


                                                        1997 ANNUAL REPORT  A-11

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                                               December 31, 1997

1)   ORGANIZATION

The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of United Services Automobile Association (USAA).

The Separate Account is divided into nine variable annuity fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found on page A-6 in this report.

The fund accounts available within the Separate Account include: the USAA Life Variable Annuity (VA) Money Market Fund Account, USAA Life VA Income Fund Account, USAA Life VA Growth and Income Fund Account, USAA Life VA World Growth Fund Account, USAA Life VA Diversified Assets Fund Account, USAA Life VA Aggressive Growth Fund Account, and USAA Life VA International Fund Account; the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account); and the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account).

The assets of the Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

ANNUITY RESERVES

Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and change in unrealized appreciation/depreciation on investments. The mortality risk is fully borne by USAA Life. The mortality calculations are based on the 1983a Individual Annuitant Mortality Table at 3.0% interest. This may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

DISTRIBUTIONS

The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX

Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


A-12 ANNUAL REPORT 1997

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

         (CONTINUED)                                           December 31, 1997


3)   RELATED PARTY TRANSACTIONS

During the year ended December 31, 1997, advisory fees of $597,854 were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets for each calendar month of each fund of the Trust except for the USAA Life VA Aggressive Growth Fund, which accrues at an annualized rate of 0.50%, and USAA Life VA International Fund, which accrues at an annualized rate of 0.65%. USAA Life, out of its general account, has agreed to reimburse USAA IMCO for the expenses it incurs in rendering services to the Trust, but only to the extent these expenses exceed the amount of the preceding advisory fees.

4)   EXPENSES

A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis which is equal, on an annual basis, to 1.05% of the daily net asset value of each variable annuity fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an annuitant or contractowner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charge. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased. Effective January 1, 1998, this charge will be reduced to 0.65% of the daily net asset value of each variable annuity fund account

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable annuity fund account. USAA Life assesses each variable annuity fund account a daily charge at an annualized rate of 0.10% of the average daily net assets of each variable annuity fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life through a redemption of units from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase. For the year ended December 31, 1997, contract maintenance charges totaled $105,852 and such charges have been classified as contract redemptions.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.


                                                         1997 ANNUAL REPORT A-13

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

(CONTINUED)                                                    DECEMBER 31, 1997


5)   UNIT VALUES

     A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each period is as follows:


                                                USAA Life VA                               USAA Life VA
                                          Money Market Fund Account                     Income Fund Account
                              ----------------------------------------------  -------------------------------------------
                               Year Ended        Year Ended     Period Ended     Year Ended    Year Ended    Period Ended
                              December 31,     December 31,    December 31,    December 31,  December 31,   December 31,
                                  1997             1996          1995(a)          1997            1996          1995(a)
-------------------------------------------------------------------------------------------------------------------------
At end of period:
  Accumulation units (000)        13,416            10,383          5,478             545              430            89
  Accumulation unit value     $ 1.127755       $  1.082816    $  1.040729     $ 13.002940    $   11.785992  $  11.848795
  Annuity units (000)                  -                 -              -               -                -             -
  Annuity unit value                   -                 -              -               -                -             -
  Net assets (000)            $   15,130       $    11,243    $     5,702     $     7,080    $       5,073  $      1,051
Ratio of expenses to
 average net assets                1.50%(c)          1.50%(c)       1.50%(c)(d)     1.50%(c)         1.50%(c)      1.50%(c)(d)


                                                USAA Life VA                               USAA Life VA
                                       Growth and Income Fund Account                 World Growth Fund Account
                              ----------------------------------------------  -------------------------------------------
                               Year Ended        Year Ended     Period Ended     Year Ended    Year Ended    Period Ended
                              December 31,     December 31,    December 31,    December 31,  December 31,   December 31,
                                  1997             1996          1995(a)          1997            1996          1995(a)
-------------------------------------------------------------------------------------------------------------------------

At end of period:
  Accumulation units (000)         3,242             1,515           205           1,168            692            161
  Accumulation unit value     $19.287258        $15.432048    $12.579981      $16.144375     $14.314911     $11.947438
    Annuity units (000)                4                 3             -               3              3              -
    Annuity unit value        $17.701919        $14.588560             -      $14.817374     $13.532488              -
    Net assets (000)          $   62,606        $   23,417    $    2,574      $   18,892     $    9,948     $    1,924
Ratio of expenses to average
 net assets                        1.49%            1.50%(c)       1.50%(c)(d)     1.74%          1.80%(c)       1.80%(c)(d)

(a) Variable annuity fund accounts commenced operations on February 6, 1995 with an initial accumulation unit value of $10.00 per unit.
(b) Variable annuity fund accounts commenced operations on May 1, 1997 with an initial accumulation unit value of $10.00 per unit.
(c) The information contained in this table is based on actual expenses to the contractowner for the period, including the expenses of the underlying fund, after giving effect to reimbursement of fund expenses by USAA Life. Absent such reimbursements, the variable annuity fund accounts' ratios would have been:


                                              Year Ended           Year Ended        Period Ended
                                             December 31,         December 31,       December 31,
                                                1997                 1996             1995(a)(d)
                                             ------------         ------------       ------------
 USAA Life VA Money Market Fund Account          1.85%              2.39%                3.44%
 USAA Life VA Income Fund Account                1.67%              1.80%                1.80%
 USAA Life VA Growth and Income Fund Account       NA               1.68%                1.81%
 USAA Life VA World Growth Fund Account            NA               1.97%                2.02%
 USAA Life VA Diversified Assets Fund Account    1.57%              1.76%                1.79%
 USAA Life VA Aggressive Growth Fund Account     2.00%                NA                   NA
 USAA Life VA International Fund Account         2.39%                NA                   NA

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

A-14 ANNUAL REPORT 1997

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

(CONTINUED)                                                    DECEMBER 31, 1997


                                               USAA Life
                                              VA Agressive      USAA Life
                                                 Growth      VA International
USAA Life VA Diversified Assets Fund Account  Fund Account     Fund Account
--------------------------------------------  ------------   -------------------
Year Ended     Year Ended   Period Ended      Period Ended      Period Ended
December 31,   December 31, December 31,      December 31,      December 31,
   1997           1996        1995(a)           1997(b)           1997(b)
-------------------------------------------------------------------------------
     1,401           696            86               197               153
$16.518656    $13.844197    $12.243941        $11.735078        $10.113861
         3             3             -                 -                 -
$15.160881    $13.087484             -                 -                 -
$   23,190    $    9,675    $    1,047        $    2,320        $    1,544
     1.50%(c)      1.50%(c)      1.50%(c)(d)       1.85%(c)(d)       2.25%(c)(d)



   Scudder VLIF Capital Growth Portfolio                Alger American Growth Portfolio
             Fund Account                                       Fund Account
--------------------------------------------     ----------------------------------------------
 Year Ended     Year Ended      Period Ended      Year Ended      Year Ended       Period Ended
December 31,    December 31,    December 31,      December 31,    December 31,     December 31,
   1997           1996            1995(a)            1997            1996            1995(a)
------------------------------------------------------------------------------------------------
     1,125             689              93             1,722            1,639             630
$19.989715      $14.894774      $12.543192        $18.239579       $14.672583      $13.095503
         -               -               -                 8                9               -
         -               -               -        $16.740346       $13.870587               -
$   22,484      $   10,266      $    1,165        $   31,541       $   24,168      $    8,245
     1.66%           1.68%           1.72%(d)          1.94%            1.94%           2.00%(d)


                                                         1997 ANNUAL REPORT A-15

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                                                                       USAA LIFE
                                                                INVESTMENT TRUST
--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 1997


                                                     [LOGO OF USAA APPEARS HERE]

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

                    AN OVERVIEW           DECEMBER 31, 1997

COMPARISON OF FUND TO BENCHMARK

                               IBC/Donoghue's                                                 IBC/Donoghue's
               USAA Life VA      Money Fund                                   USAA Life VA      Money Fund
               Money Market     Averages(TM)/                                 Money Market     Averages(TM)/
  Date             Fund          First Tier                      Date             Fund          First Tier
----------     ------------    ---------------                 ----------     ------------    ---------------
 01/31/95          5.77%           5.24%                        07/30/96          5.08            4.74
 02/28/95          5.70            5.46                         08/27/96          5.05            4.73
 03/30/95          5.84            5.49                         09/24/96          5.10            4.75
 04/25/95          5.76            5.47                         10/29/96          4.97            4.75
 05/30/95          5.74            5.45                         11/26/96          5.03            4.75
 06/27/95          5.79            5.41                         12/31/96          5.23            4.82
 07/25/95          5.51            5.29                         01/28/97          5.12            4.75
 08/29/95          5.45            5.22                         02/25/97          5.01            4.73
 09/26/95          5.42            5.18                         03/25/97          5.05            4.74
 10/31/95          5.50            5.18                         04/29/97          5.26            4.89
 11/28/95          5.68            5.19                         05/27/97          5.32            4.93
 12/28/95          5.52            5.14                         06/24/97          5.25            4.94
 01/30/96          4.99            4.97                         07/29/97          5.21            4.93
 02/27/96          5.00            4.74                         08/26/97          5.26            4.93
 03/26/96          5.03            4.68                         09/30/97          5.24            4.95
 04/30/96          5.00            4.68                         10/28/97          5.29            4.93
 05/28/96          5.04            4.67                         11/25/97          5.30            4.96
 06/25/96          5.06            4.71                         12/30/97          5.54            5.07

DATA REPRESENTS THE LAST TUESDAY OF EACH MONTH.

The graph above tracks the USAA Life VA Money Market Fund's 7-day yield compared to a benchmark -- IBC/Donoghue's Money Fund Averages(TM)/First Tier, an average of all major money market fund 7-day yields.
Information for the benchmark is based on a full calendar year in 1995, whereas the VA Money Market Fund yields are based on a starting date of January 5, 1995 -- the inception date of this Fund. this comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Manager Pam Bledsoe

CURRENT MARKET CONDITIONS

With the Federal Reserve policymakers leaving rates unchanged since their last action in March 1997, the money market arena has been uneventful. Financial markets have focused on the crises in Asia and the potential impact on the U.S. economy. Growth in the U.S. is expected to slow during 1998 but the economic expansion we have enjoyed since 1991 should continue.

STRATEGY

Our strategy is governed by the free-look period of the Variable Annuity. This necessitates that we manage the VA Money Market Fund with relatively short maturities, usually 7 to 16 days. Principally the portfolio contains three types of holdings: Variable Rate Demand Notes, U.S. Government Agency Discount Notes, and Commercial Paper. The mix among these types of holdings will vary based on availability and cash needs.

INVESTMENT PROGRAM:

This Fund invests in a diversified portfolio of high-quality U.S. dollar-denominated debt instruments that present minimal credit risk with remaining maturities of 397 days or less.

An investment in this Fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that the Fund will maintain a stable net asset value of $1.


                                          AS OF DECEMBER 31, 1997

SIMPLE 7-DAY YIELD:                                5.55%

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN

One Year:                                          5.35%

Since Inception
January 5, 1995:                                   5.43%

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.


                                                         1997 ANNUAL REPORT B-19

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

        AN OVERVIEW (Continued)                  DECEMBER 31, 1997


PERFORMANCE

According to Lipper Analytical Services/1/, compared to other variable annuity money market funds, USAA Life's VA Money Market Fund ranked 18 out of 103 funds for average annual NAV total return for the 12 months ended December
31, 1997. The total return for the VA Money Market Fund was 5.35% compared to a 5.13% average for all variable annuity money market funds.

/1/ Lipper Analytical Services is an independent organization that monitors the performance of variable annuity funds.


                                 PORTFOLIO MIX
                        AS A PERCENTAGE OF NET ASSETS*
                            as of December 31, 1997

                        U.S. Agency
                      Discount Notes        Commercial Paper
                          37.9%                   27.0%

                             [CHART APPEARS HERE]

                                            Variable Rate
                                            Demand Notes
                                                33.7%


* Percentages are of Net Assets and may or may not be equal to 100%.


B-20 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                    USAA LIFE VARIABLE ANNUITY INCOME FUND

                    AN OVERVIEW            DECEMBER 31, 1997

COMPARISON OF FUND TO BENCHMARK

                                               Lehman Brothers
                               USAA Life VA    Aggregate Bond    Lipper A Rated
  Date                         Income Fund          Index       Bond Fund Index
  ----                         -----------     --------------   ---------------
01/05/95                        $10,000.00       $10,000.00       $10,000.00
01/31/95                         10,290.00        10,198.00        10,178.00
02/28/95                         10,520.00        10,440.71        10,424.31
03/31/95                         10,530.00        10,504.40        10,500.41
04/30/95                         10,700.00        10,651.46        10,650.56
05/31/95                         11,210.00        11,063.67        11,127.71
06/30/95                         11,220.00        11,144.44        11,206.71
07/31/95                         11,200.00        11,119.92        11,151,80
08/31/95                         11,400.00        11,254.47        11,306.81
09/30/95                         11,650.00        11,363.64        11,428,92
10/31/95                         11,870.00        11,511.37        11,601.50
11/30/95                         12,100.00        11,684.04        11,791.76
12/31/95                         12,388.65        11,847.61        11,981.61
01/31/96                         12,454.32        11,925.81        12,037.93
02/29/96                         12,027.50        11,718.30        11,765.87
03/31/96                         11,863.34        11,636.27        11,670.57
04/30/96                         11,688.23        11,571.11        11,578.37
05/31/96                         11,666.35        11,547.97        11,552.90
06/30/96                         11,863.34        11,702.71        11,697.31
07/31/96                         11,830.51        11,734.31        11,721.87
08/31/96                         11,786.73        11,714.36        11,685.53
09/30/96                         12,005.61        11,918.19        11,901.72
10/31/96                         12,333.93        12,182.77        12,190.93
11/30/96                         12,585.65        12,391.10        12,435.96
12/31/96                         12,472.26        12,275.86        12,292.95
01/31/97                         12,519.73        12,313.92        12,310.16
02/28/97                         12,567.20        12,344.70        12,352.02
03/29/97                         12,329.85        12,207.67        12,180.32
04/30/97                         12,495.99        12,390.79        12,350.85
05/31/97                         12,642.11        12,508.50        12,462.00
06/30/97                         12,844.48        12,657.35        12,629.00
07/31/97                         13,225.41        12,999.10        13,033.12
08/31/97                         13,106.37        12,888.61        12,865.00
09/30/97                         13,380.16        13,078.07        13,081.13
10/31/97                         13,570.63        13,267.70        13,256.42
11/30/97                         13,725.38        13,328.73        13,317.39
12/31/97                         13,919.16        13,463.36        13,454.56

DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Income Fund to two industry indexes which most closely resemble the holdings of this Fund. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper A Rated Bond Fund Index is an unmanaged index made up of funds investing in corporate debt issues rated A or better or government issues. The calculations for the Lehman Brothers and Lipper Indexes are based on a full calendar year in 1995, whereas the VA Income Fund calculations are based on a starting date of January 5, 1995 - the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Manager J. W. Saunders, Jr.

MARKET CONDITIONS AND PERFORMANCE

The past six-months reporting period ending December 31, 1997 covered the best bond market we have seen in two years. Interest rates for the 30-year
U. S. Treasury bond (referred to as yield) declined from 6.82% on June 30, 1997 to 6.00% on December 31, 1997 as shown on the chart below. When interest rates (yields) decline, bond prices rise. I am pleased to report that our VA Income Fund has performed very well during this period. In fact, for performance from January 1 through December 31, 1997, it ranked number 1 out of 29 funds in the Lipper Variable Annuity A Rated Bond Fund category. The VA Income Fund average annual NAV total return was 11.60% compared to an average of 9.24% for all variable annuity funds in Lipper's category.

            30-YEAR U.S. TREASURY BOND YIELD

         Date                Yield                 Date                Yield
         ----                -----                 ----                -----
       06/30/97               6.82               10/03/97               6.34
       07/04/97               6.65               10/10/97               6.47
       07/11/97               6.56               10/17/97               6.48
       07/18/97               6.56               10/24/97               6.32
       07/25/97               6.48               10/31/97               6.19
       08/01/97               6.48               11/07/97               6.22
       08/08/97               6.68               11/14/97               6.19
       08/15/97               6.60               11/21/97               6.10
       08/22/97               6.70               11/28/97               6.12
       08/29/97               6.66               12/05/97               6.14
       09/05/97               6.68               12/12/97               6.00
       09/12/97               6.62               12/19/97               6.01
       09/19/97               6.41               12/26/97               5.98
       09/26/97               6.41               12/31/97               6.00

INVESTMENT PROGRAM:

This Fund invests in a diversified portfolio of U.S. dollar-denominated debt and income-producing equity securities selected for their high yields relative to the risk involved.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN


                               AS OF
                   DECEMBER 31, 1997
One Year:                     11.60%
Since Inception
January 5, 1995:              11.65%


The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.


                                                         1997 ANNUAL REPORT B-21

                          USAA LIFE INVESTMENT TRUST

                    USAA LIFE VARIABLE ANNUITY INCOME FUND

             AN OVERVIEW (Continued)             DECEMBER 31, 1997

PORTFOLIO

The Federal Reserve appears comfortable with the outlook that inflation will remain low, and this has calmed the bond market. In light of this more hospitable environment, we made some changes to the portfolio. The common stocks, primarily electric utilities which are sensitive to changes in interest rates, were sold when their appreciating prices made their dividend yields well below those available in bonds and preferred stocks. Additional investments were made in REIT preferred stocks at very attractive dividend yields. We also increased long U. S. Treasury bonds while somewhat reducing the agency mortgage pass-through securities (FNMA and GNMA). As of December 31, 1997, the Fund's portfolio mix as percentages of net assets was 29.5% U.
S. Treasury bonds, 45.8% agency mortgage pass-through securities, 10.4% corporate bonds, and 13.0% preferred stocks.

OUTLOOK

Asian deflation, which is expected to deepen the U. S. trade deficit, together with a shrinking U. S. budget deficit produces an interesting supply/demand relationship for U. S. Treasury securities. If there are more
U. S. dollars in Asian hands, and less of a need by the U. S. Treasury to issue securities, then this could cause prices for U. S. Treasury securities to rise (lowering interest rates) because of strong demand versus smaller supply. We expect that U. S. inflation will continue to experience a down trend which could also lower interest rates. In any event, the potential for rising interest rates appears to be low for the time being. We will continue to seek a high level of income for the Fund to enhance the compounding of potential returns which accrue through reinvestment of income.

Top 10 Securities
as of December 31, 1997
------------------------------------------
                      Coupon       % of
                       Rate     Net Assets

1)  U.S. Treasury
    Bond              7.875%       29.5%

2)  GNMA              7.50         10.5

3)  FNMA              7.00          7.9

4)  FNMA              7.50          7.0

5)  GNMA              7.00          6.8

6)  GNMA              8.50          4.2

7)  GNMA              8.00          4.2

8)  FNMA              8.50          2.8

9)  FNMA              8.00          2.5

10) First Industrial
    Realty Trust      8.75          2.0


B-22 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

        AN OVERVIEW                                    DECEMBER 31, 1997


COMPARISON OF FUND TO BENCHMARK

                             USAA Life VA                                      USAA Life VA
                              Growth and                                        Growth and
  Date      S&P 500 Index    Income Fund            Date      S&P 500 Index    Income Fund
  ----      -------------    ------------           ----      -------------    ------------
01/05/95     $10,000.00       $10,000.00          07/31/96      14,468.87        13,841.33
01/31/95      10,259.00        10,150.00          08/31/96      14,774.16        14,343.13
02/28/95      10,658.08        10,480.00          09/30/96      15,604.47        15,033.11
03/31/95      10,972.49        10,720.00          10/31/96      16,035.16        15,357.19
04/30/95      11,295.08        11,080.00          11/30/96      17,245.81        16,339.88
05/31/95      11,745.75        11,410.00          12/31/96      16,904.34        16,350.51
06/30/95      12,018.25        11,650.00          01/31/97      17,959.17        17,023.63
07/31/95      12,416.06        11,990.00          02/28/97      18,101.05        17,164.77
08/31/95      12,447.10        12,190.00          03/31/97      17,358.91        16,676.21
09/30/95      12,972.37        12,530.00          04/30/97      18,393.50        17,175.63
10/31/95      12,925.67        12,230.00          05/31/97      19,517.34        18,401.46
11/30/95      13,491.81        12,900.00          06/30/97      20,385.86        19,111.31
12/31/95      13,752.20        13,172.27          07/31/97      22,006.54        20,378.12
01/31/96      14,219.78        13,475.44          08/31/97      20,774.17        19,766.56
02/29/96      14,352.02        13,632.25          09/30/97      21,910.52        20,640.22
03/31/96      14,489.80        14,123.60          10/31/97      21,178.71        19,810.24
04/30/96      14,702.80        14,301.32          11/30/97      22,159.28        20,399.96
05/31/96      15,080.66        14,489.49          12/31/97      22,540.42        20,671.28
06/30/96      15,137.97        14,499.95

DATA REPRESENTS THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Growth and Income Fund to the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

The calculations for the S&P 500 Index are based on a full calendar year in 1995, whereas the calculations for the VA Growth and Income Fund are based on a starting date of January 5, 1995-the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Manager R. David Ullom

MARKET CONDITIONS

1997 proved to be the third straight year for more than 20% appreciation in the U.S. stock market. This trend was the result of continued earnings growth on the part of most companies and the large net inflow of cash into most equity investment vehicles.

As we enter 1998, two major themes appear to be driving valuations in the U.S. stock market - the Asian economic crisis and the deflationary impact it is having on other economies. Although we have concerns regarding these two factors, we believe that these market issues also present opportunities. This follows with our investment strategy of focusing on stocks with poor investor sentiment and low valuations. Of course, we continue to analyze and determine the ability of these value companies to recover and provide normalized earnings and returns.

PORTFOLIO STRATEGIES

Not all of our holdings in the VA Growth and Income Fund kept pace with the U.S. stock market's overall appreciation. Due to concerns surrounding the deflationary impact of the economic crisis in Korea and southeast Asia, the Fund's investment in commodity-oriented companies tended to perform poorly. Such stocks included: Aluminum Co. of America (aluminum), Inco and Titaniam Metals (metals/mining), Jefferson Smurfit and Weyerhaeuser (paper & forest products), Sonat (natural gas), Unocal (oil-domestic integrated) and Apache Corp (oil & gas-exploration and production). However, we believe that fears of deflation are overblown and that the shares of many commodity-oriented companies will recover. Other

INVESTMENT PROGRAM:

Not less than 65% of its assets are invested in a diversified portfolio of dividend-paying common stocks and convertible securities of companies that offer the prospect for growth of earnings.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN

                             AS OF
                 DECEMBER 31, 1997

One Year:                   26.43%
Since Inception
January 5, 1995:            27.39%


The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.


                                                         1997 ANNUAL REPORT B-23

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

                 AN OVERVIEW (Continued)    DECEMBER 31, 1997


groups that adversely impacted our performance included: Aetna (insurance-life/health), Humana and Pacificare (healthcare-HMO's), Boeing (aerospace/defense), Rockwell International (electrical equipment), B.F. Goodrich (chemicals-diversified), Waste Management (waste management), May Department Stores (retail-department stores), and Sears (retail-general merchandising).

In 1997, all HMOs were impacted by problems controlling costs, Boeing had production problems, and retailers reported sluggish sales growth. We believe these conditions will begin to improve in 1998, thus the shares of companies in these industries should return to normal valuation levels. Therefore, we will continue to add to our exposure in HMOs, aerospace (Boeing), and selected retailers.

The strongest performing stocks in the VA Growth and Income Fund continue to be in the financial area (banks, insurance, and finance). Solid earnings growth and share repurchase activity continued to fuel price appreciation for companies in this area. Other groups with strong performance included: automobiles (Ford); auto parts (Lear Corp.); telecommunications - long distance (AT&T and Sprint); and telephones (Bell Atlantic and GTE Corp.). We believe that both auto parts and telephones still do not reflect their earnings potential and will maintain or increase our holdings in these industries. Conversely, we are becoming less attracted to the shares of certain financial companies as their valuations have improved dramatically over the past few years.

TOP 10 HOLDINGS
as of December 31, 1997
------------------------------------------
                                   % of
                                Net Assets

AT&T                                2.1%

Boeing Co.                          2.1

Morgan Stanley, Dean

Witter, Discover & Co.              2.1

PMI Group                           2.0

Lear Corp.                          1.9

Allstate                            1.8

B.F. Goodrich Co.                   1.8

Avery Dennison Corp.                1.7

Dow Chemical                        1.7

Travelers                           1.6


TOP 10 INDUSTRIES
as of December 31, 1997
------------------------------------------
                                   % of
                                Net Assets

Insurance- Property/Casualty        6.0%

Finance - Diversified               4.2

Telecommunications -

Long Distance                       3.6

Chemicals                           3.0

Telephones                          3.0

Oil - Domestic Integrated           2.9

Banks - Money Center                2.8

Drugs                               2.8

Machinery - Diversified             2.8

Tobacco                             2.6



B-24 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

                AN OVERVIEW                      DECEMBER 31, 1997


COMPARISON OF FUND TO BENCHMARK

                           USAA Life VA            Morgan Stanley
  Date                  World Growth Fund       Capital Index World
  ----                  -----------------       -------------------
01/05/95                   $10,000.00                $10,000.00
01/31/95                     9,710.00                  9,847.00
02/28/95                     9,790.00                  9,987.81
03/31/95                    10,160.00                 10,467.23
04/30/95                    10,490.00                 10,829.39
05/31/95                    10,920.00                 10,919.28
06/30/95                    11,150.00                 10,913.82
07/31/95                    11,710.00                 11,457.33
08/31/95                    11,620.00                 11,199.54
09/30/95                    11,770.00                 11,523.20
10/31/95                    11,480.00                 11,338.83
11/30/95                    11,650.00                 11,730.02
12/31/95                    11,955.58                 12,070.19
01/31/96                    12,321.78                 12,286.25
02/29/96                    12,558.74                 12,358.74
03/31/96                    12,849.55                 12,561.42
04/30/96                    13,463.49                 12,854.10
05/31/96                    13,592.74                 12,863.10
06/30/96                    13,614.28                 12,926.13
07/31/96                    12,935.72                 12,467.25
08/31/96                    13,334.24                 12,608.13
09/30/96                    13,668.13                 13,098.59
10/31/96                    13,625.05                 13,187.66
11/30/96                    14,379.00                 13,923.53
12/31/96                    14,481.01                 13,697.97
01/31/97                    15,036.67                 13,860.97
02/28/97                    15,013.99                 14,017.60
03/31/97                    14,866.57                 13,737.25
04/30/97                    15,059.35                 14,183.71
05/31/97                    15,931.94                 15,056.01
06/30/97                    16,666.03                 15,804.29
07/31/97                    17,480.40                 16,529.71
08/31/97                    16,666.03                 15,420.57
09/30/97                    17,652.45                 16,256.36
10/31/97                    16,631.62                 15,398.02
11/30/97                    16,356.33                 15,667.49
12/31/97                    16,520.54                 15,855.50

DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA World Growth Fund to its benchmark, the Morgan Stanley Capital Index World, an unmanaged index which reflects the movement of world stock markets by representing a broad selection of domestically listed companies within each market.

Calculations for the Morgan Stanley Index are based on a full calendar year in 1995, whereas the VA World Growth Fund calculations are based on a starting date of January 5, 1995-the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Managers David Peebles, Albert C. Sebastian, and W. Travis Selmier, II (Foreign Stocks) and R. David Ullom (Domestic Stocks)

MARKET CONDITIONS

The Fund's total return of 14.08% has outperformed the Lipper Global Funds Average/1/ return of 13.26% for the one-year period ended December 31, 1997/2/. As mentioned in the last two Reports, European markets have continued to perform favorably while performance in emerging markets has been mixed. The underweighted position in Japan has proven correct.

INTERNATIONAL

Europe - European markets provided favorable returns during the period because of earnings growth, falling interest rates, and corporate restructuring. Our holdings in Italy, Portugal, and the United Kingdom made significant contributions to our European performance. In fact, we increased our exposure to the United Kingdom because of attractive valuations and a stable, pro-business political environment.


/1/ The Lipper Global Funds Average is an average performance level of all global funds, as reported by Lipper Analytical Services, an independent organization that monitors the performance of variable annuity funds.

/2/ Past performance is no guarantee of future results, and the value of your investment may vary according to the Fund's performance.


INVESTMENT PROGRAM:

Not less than 65% of the Fund's assets are invested in a diversified portfolio of common stocks and other equity securities of both foreign and domestic issuers representing at least three countries, one of which may include the United States. The remainder of the Fund's assets may be invested in marketable debt securities having remaining maturities of less than one year which are issued or guaranteed as to both principal and interest by the U.S. government or by its agencies.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
                                                   AS OF
                                       DECEMBER 31, 1997

One Year:                                         14.08%
Since Inception
January 5, 1995:                                  18.22%



The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

                                                        1997 ANNUAL REPORT B-25

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

           AN OVERVIEW (Continued)                 DECEMBER 31, 1997


Emerging Markets -- A series of currency devaluations in Asia has caused turmoil and political disarray in the region. This situation has brought about a reduction in forecasted economic growth. We believe the Brazilian economy will be affected by the Asian slowdown; however, Argentina, Peru, and Mexico continue to recover, driven by improving domestic economies. In Mexico's case, stronger economic ties with the U.S. are a driving force. Our expectations that political and economic reform would gain momentum in Russia and Hungary proved correct as did our decision to slightly increase our exposure in these countries. Falling inflation and interest rates in Israel have underpinned its market rally while the prospect of economic reform has fueled Turkey's rise.

Japan -- Asia's currency crisis, combined with problems within the banking system, has begun to take its toll on the Japanese economy and stock market. We believe that decisive action on restructuring Japan's tax and financial systems is needed. We continue to hold export-related stocks while looking for quality domestic-related companies. Our underweighted position in Japan remains unchanged for the time being.

Other Markets -- Our overweighted position in Canada reflects the attractiveness of the economy as well as our favorable outlook for Canadian energy stocks. In Australia, we have reduced equities to be more in line with the world market's weighting.

UNITED STATES
Over the last six months, the allocation to domestic equities increased from 24.1% to 30.2%. Domestic returns were hampered by investments in healthcare, selected investments in electronics -- semiconductors, and computer software & service. These investments represent quality companies whose shares should return to favor during the upcoming months. Our investments in retailing and oil related services provided positive returns to the Fund. And although we believe both industries will continue to do well, we have slightly reduced our exposure.

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
as of December 31, 1997
-------------------------------------------------

Other*            25.4%       USA           30.2%

Germany            2.2%       United Kingdom 8.5%
Sweden             2.4%
Denmark            2.6%
Switzerland        3.0%       Japan          8.1%
Italy              3.3%
Netherlands        3.9%
Canada             4.1%       France         5.1%

[CHART APPEARS HERE]

* Each of the remaining countries' investments represented less than 2% of the portfolio's assets and U.S. Government and Agency Issues.


B-26 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

         AN OVERVIEW (Continued)                     DECEMBER 31, 1997


OUTLOOK

We will continue to favor European markets because of economic and political stability, favorable valuations, and more predictable earnings growth. Divergence in emerging markets should continue as most Asian markets remain weak while many Latin American, Eastern European, and other markets are likely to recover sooner. We do not anticipate a marked improvement for the Japanese economic picture and feel that it offers only selective opportunities. While the U.S. market is fairly valued, it does offer political and economic stability and continued prospects of lower interest rates.

Foreign investing is subject to additional risks such as currency fluctuations, market illiquidity, and political instability which are discussed in the prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets

TOP 10 EQUITY HOLDINGS
as of December 31, 1997
-------------------------------------------------
                                  % of Net Assets

Akzo Nobel N.V. (Netherlands)          1.2%

Elf Aquitaine ADS (France)              1.1

Novartis AG (Switzerland)               1.1

Cookson Group plc
(United Kingdom)                        1.0

Autoliv SDR (Sweden)                    0.9

Coflexip ADS (France)                   0.9

National Bank of Canada
(Canada)                                0.9

Portugal Telecom S.A.
ADS (Portugal)                          0.9

Procter & Gamble Co. (U.S.)             0.9

Suncor (Canada)                         0.9


TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
as of December 31, 1997
-------------------------------------------------
                                  % of Net Assets

Banks - Major Regional                 4.8%

Telephones                             4.7

Auto Parts                             4.1

Oil - International
Integrated                             3.4

Computer Software &
Service                                3.3

Oil & Gas -
Drilling/Equipment                     2.4

Banks - Money Center                   2.4

Oil & Gas -
Exploration & Production               2.3

Drugs                                  2.2

Machinery - Diversified                2.2


                                                         1997 ANNUAL REPORT B-27

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSET FUND

                AN OVERVIEW                  DECEMBER 31, 1997

COMPARISON OF FUND TO BENCHMARK

                              USAA Life VA                       Lehman Brothers
                              Diversified     Lipper Balanced       Aggregate
  Date       S&P 500 Index    Assets Fund      Fund Average        Bond Index
  ----       -------------    ------------    ---------------    ---------------
01/05/95      $10,000.00       $10,000.00        $10,000.00        $10,000.00
01/31/95       10,259.00        10,120.00         10,110.00         10,198.00
02/28/95       10,658.08        10,330.00         10,393.08         10,440.71
03/31/95       10,972.49        10,550.00         10,572.88         10,504.40
04/30/95       11,295.08        10,860.00         10,748.39         10,651.46
05/31/95       11,745.75        11,240.00         11,097.71         11,063.67
06/30/95       12,018.25        11,300.00         11,299.69         11,144.44
07/31/95       12,416.06        11,450.00         11,556.19         11,119.92
08/31/95       12,477.10        11,640.00         11,664.82         11,254.47
09/30/95       12,972.37        11,970.00         11,912.12         11,363.64
10/31/95       12,925.67        11,890.00         11,862.09         11,511.37
11/30/95       13,491.81        12,270.00         12,223.88         11,684.04
12/31/95       13,752.20        12,633.12         12,377.90         11,847.61
01/31/96       14,219.78        12,833.81         12,594.51         11,925.81
02/29/96       14,352.02        12,844.38         12,598.29         11,718.30
03/31/96       14,489.80        13,108.45         12,649.94         11,636.27
04/30/96       14,702.80        13,002.82         12,754.94         11,571.11
05/31/96       15,080.66        13,150.70         12,904.17         11,547.97
06/30/96       15,137.97        13,340.83         12,918.37         11,702.71
07/31/96       14,468.87        13,002.82         12,566.99         11,734.31
08/31/96       14,774.16        13,192.95         12,788.17         11,714.36
09/30/96       15,604.47        13,678.84         13,279.23         11,918.19
10/31/96       16,035.16        14,059.10         13,539.50         12,182.77
11/30/96       17,245.81        14,650.62         14,117.64         12,391.10
12/31/96       16,904.34        14,440.16         13,943.99         12,275.86
01/31/97       17,959.17        14,808.13         14,366.50         12,313.92
02/28/97       18,101.05        14,964.24         14,336.33         12,344.70
03/31/97       17,358.91        14,573.96         13,914.84         12,207.67
04/30/97       18,393.50        14,941.94         14,315.59         12,390.79
05/31/97       19,517.34        15,616.43         14,945.47         12,508.50
06/30/97       20,385.86        16,051.18         15,380.39         12,657.35
07/31/97       22,006.54        16,863.46         16,241.69         12,999.10
08/31/97       20,774.17        16,337.19         15,780.42         12,888.61
09/30/97       21,910.52        16,966.42         16,367.46         13,078.07
10/31/97       21,178.71        16,783.37         16,113.76         13,267.70
11/30/97       22,159.28        17,183.80         16,355.47         13,328.73
12/31/97       22,540.42        17,428.85         16,577.90         13,483.38

DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Diversified Assets Fund to two industry indexes and an independent rating agency's average which most closely resemble the holdings of this Fund.

The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper Balanced Fund Average is the average performance level of all variable annuity balanced funds as reported by Lipper Analytical Services, an independent organization that monitors the performance of variable annuity funds and mutual funds.

The calculations for all indexes and averages are based on a full calendar year in 1995, whereas the VA Diversified Assets Fund calculations are based on a starting date of January 5, 1995 - the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Managers Harry Miller (Common Stock) and Paul Lundmark (Debt Securities)

THE MARKET
Common Stocks - The Standard and Poor's 500 Index closed at 970.43 on December 31, 1997, a 9% gain over 885.14 as of our last reporting on June 30, 1997. The Index was up more than 33% for the year. A great deal of this change is attributed to lower interest rates and good earnings reports. Other favorable factors were lower unemployment and very low inflation.

Debt Securities - Over the past six months, interest rates have fallen significantly. Even in the face of economic growth, investors are optimistic that inflation will remain tame and the Federal Reserve won't raise overnight rates anytime soon.

In looking at the year as a whole, bonds performed very well. The Lehman Brothers Aggregate Bond Index return for 1997 was 9.65% which is up considerably compared to the Index's 7.48% average annualized return over the past five years.


INVESTMENT PROGRAM:

Approximately 60% of the Fund's assets are invested in equity securities selected for toal return potential and approximately 40% are invested in debt securities of varying maturities. On December 31, 1997, the portfolio mix was 61.9% common stocks and 36.2% fixed-income securities.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN

                                         As of December 31, 1997

One Year:                                          20.70%

Since Inception
January 5, 1995:                                   20.34%

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.


B-28 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSET FUND

            AN OVERVIEW (Continued)               DECEMBER 31, 1997


PORTFOLIO STRATEGY

Common Stocks - Since our last Report of June 30, 1997 the stock market dropped sharply, recovered and is now selling at a higher level than six months ago. The total return for the stock portfolio was 27.07% for 1997.

New companies which were added to the equity portfolio in the last six months include: Bell Atlantic (telephones) through merger with NYNEX, Meritor Automotive (auto parts) through spin-off from Rockwell International, Fleet Financial (banks), Intel (electronics - semiconductors), and PMI Group (finance - diversified).

Companies which were deleted include: James River and Weyerhaeuser (paper & forest products) and NYNEX (telephones) through merger with Bell Atlantic.

The Fund's best performing stocks were Fleet Financial, PNC Bank, SouthTrust and Bankers Trust (banks); and GTE Corp., Bell Atlantic and SBC Communications (telephones). Other top performers were Ford Motor (automobiles), RJR Nabisco (tobacco), PMI Group (finance - diversified), Allstate (insurance), and NICOR (natural gas). The poor performers included: Monsanto (chemicals), Boeing (aerospace/defense), Caterpillar (machinery - diversified), Minnesota Mining (manufacturing - diversified industries), Sears (retail - general merchandise), American Home Products (healthcare - diversified), Bausch & Lomb (medical products & supplies), Xerox (photography - imaging), and Norfolk Southern (railroads/shipping). Some of these companies are multi-national and the market discounted the possible Asian effect.

Debt Securities - As of the end of the reporting period, the bond segment had a weighted average maturity of 7.08 years and a modified duration of 5.12. This represented very little change from the last reporting period. We kept these parameters steady because we are not relying on an interest rate forecast. No one has been successful in predicting

TOP 10 EQUITY HOLDINGS
as of December 31, 1997
-------------------------------------------------
                                  % of Net Assets

Bristol-Myers Squibb Co.            2.9%

Allstate Corp.                      2.8

SouthTrust                          2.6

American Home
Products Corp.                      2.4

SBC Communications                  2.4

Bell Atlantic                       2.3

Xerox                               2.3

Ford                                2.1

Pharmacia & Upjohn                  2.1

PNC Bank Corp.                      1.9


TOP 5 DEBT HOLDINGS
as of December 31, 1997
-------------------------------------------------
                                Coupon    % of
                                Rate   Net Assets
FNMA                            9.00%      2.2%

HUBCO, Inc.                     8.20       2.2

Nationwide
Health Properties,
Inc., MTN                       8.61       2.2

Tele-Communications,
Inc., Senior Notes              8.25       2.2

WorldCom, Inc.,
Senior Notes                    7.55       2.2


                                                         1997 ANNUAL REPORT B-29

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

         AN OVERVIEW (Continued)                    DECEMBER 31, 1997


the course of interest rates over time. We believe instead, that our focus should be on securities that have the potential to provide attractive levels of income and total return. This philosophy has led us to reduce our exposure in lower-rated corporates and mortgage pass-through securities that carry high coupons. We have replaced those securities with instruments that are AAA rated and not as interest-rate sensitive as the higher coupon pass-throughs.

The total return for the bond portfolio was 11.27% for 1997. The larger percentage of corporates and mortgages in the portfolio versus treasuries contributed to the Fund outperforming the Lehman Aggregate Bond Index. Positive developments at HUBCO, WorldCom, and Tele-Communications, Inc. resulted in additional price appreciation for the overall portfolio.

OUTLOOK

Common Stocks - Interest rates and inflation remain low, which is good for the stock market; however, we are seeing some earnings disappointments. The Asian situation will be with us for some time which will effect our domestic markets. We remain optimistic with regard to the U.S. stock market but do not expect the same returns in 1998 that we have experienced during the past few years.

The portfolio is broadly diversified in 27 industries with 39 issues. Common stocks comprise 62% of the total net assets. We remain overweighted in automobiles, banks, telephones, healthcare - diversified, drugs, and medical products & supplies.

Debt Securities - I wish I had a crystal ball that could foretell where interest rates are headed. Since I don't, the best way I can provide value is by continuing with the strategy of finding securities that provide attractive yields and offer value in terms of risk and reward.


TOP 10 PORTFOLIO INDUSTRIES
as of December 31, 1997
-------------------------------------------
                            % of Net Assets

Banks - Major Regional              8.0%

Real Estate Investment Trusts       6.5

Telephones                          5.8

Healthcare - Diversified            5.3

Asset Backed Financings             4.2

Telecommunications -
Long Distance                       3.9

Oil - International Integrated      3.7

Automobiles                         3.6

Retail - General Merchandising      3.3

Insurance - Property/Casualty       2.8


B-30 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

               AN OVERVIEW                    DECEMBER 31, 1997

COMPARISON OF FUND TO BENCHMARK
                                                           USAA Life VA
                                    Russell 2000(R)         Aggressive
                                         Index              Growth Fund
                                    ---------------        -------------
          05/01/97                    $10,000.00             $10,000.00
          05/31/97                     11,112.00              10,670.00
          06/30/97                     11,588.70              11,160.00
          07/31/97                     12,127.58              12,060.00
          08/31/97                     12,405.30              12,330.00
          09/30/97                     13,313.37              13,530.00
          10/31/97                     12,728.91              12,640.00
          11/30/97                     12,646.17              12,120.00
          12/31/97                     12,867.48              11,825.53

DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Aggressive Growth Fund to the broad-based Russell 2000 (Registration Mark) Index, a widely recognized small-cap index which most closely resembles the holdings of this Fund. The Russell 2000 (Registration
Mark) Index is an unmanaged index consisting of the 2,000 smallest companies within the Russell 3000 (Registration Mark) Index. The calculations for the Russell 2000 (Registration Mark) are based on a starting date of May 1, 1997, whereas the calculations for the VA Aggressive Growth Fund are based on a starting date of May 5, 1997. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Managers John K. Cabell and Eric M. Efron

THE MARKET

Since the USAA Life VA Aggressive Growth Fund began on May 5, 1997, U.S. equity markets have gone through two distinct phases. From May until October, the market was in a positive phase, during which widely held expectations for sustained low interest rates and healthy earnings growth buoyed domestic stock prices. Then, from October through December, the Asian currency and economic crises reduced investors' confidence in both the international and domestic markets. This attitude was further fueled by announcements of disappointing earnings from high-profile companies such as Gillette and Coca Cola. As a result, stock prices retraced a good part of the gains they enjoyed from May through September.

With this type of market activity, it should come as no surprise that small capitalization (cap) growth stocks, which account for the bulk of this Fund's investments, continued to underperform most other equity classes, and the Fund's performance reflects this. In the May through December period, the Fund generated a total return of 18.3% versus 21.7% for the Russell 2000 (Registration Mark) Index and 18.3% for the S&P 500/1/.

/1/ The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks.

INVESTMENT PROGRAM:

Invests in Equity Securities. The Fund will invest in companies that have the prospect of rapidly growing earnings.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN

                                           As of December 31, 1997

One Year:                                          NA

Since Inception
May 1, 1997:                                     18.26%*

* Total returns for periods of less than one year are not annualized. This return is cumulative.

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.


                                                         1997 ANNUAL REPORT B-31

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

           AN OVERVIEW (Continued)                DECEMBER 31, 1997


THE PORTFOLIO STRATEGY

We continue to believe that sustained rapid earnings growth is the most effective way to build value over the long term. We also believe that high quality, smaller companies have the potential to capitalize quickly on emerging trends in our economy and society, to grow faster, and therefore, to appreciate more rapidly than larger ones. With this in mind, we continue to invest most of the Fund's assets in small cap growth equities.

Nevertheless, we recognize that small cap stocks can be very volatile and that despite their superior growth potential, small growth stocks can also underperform larger stocks over extended periods of time. In order to mitigate these problems, we have invested some of our funds in highly visible, well-known large growth stocks such as Intel, Microsoft, Cisco Systems, Dell Computer, Home Depot, Southwest Airlines, and Household International, just to name a few. Although these are large companies, they are still innovative, rapidly growing, and therefore, consistent with our investment style and spirit.

We cut back significantly on the number of equity holdings from 314 on June 30, 1997 to 209 on December 31, 1997. We feel that concentrating on fewer holdings with larger positions will increase the impact each holding has on the portfolio and will contribute to overall improved performance.

The Fund has invested heavily in technology, telecommunications services, and energy sectors in recent months. Despite their potential volatility, technology stocks are a core component to the portfolio and, on a long-term basis, well worth the risks associated with them. Technology lies at the heart of many of the changes that are transforming our world and is essential to enhancing productivity and competitive positions. We have taken advantage of the weakness of technology stocks, particularly small cap, in late 1997 to initiate new positions and add to established ones at what we think will prove to be bargain prices.

TOP 10 EQUITY HOLDINGS
as of December 31, 1997
--------------------------------------------------
                                   % of Net Assets

Bank United                              2.3%

3Com                                     2.1

Cisco Systems                            2.0

Dell Computer                            2.0

Household International                  1.9

Microsoft                                1.9

AAR                                      1.8

Four Seasons Hotels                      1.8

Friede Goldman International             1.7

Petroleum Geo-Services ADR               1.5

TOP 10 INDUSTRIES
as of December 31, 1997
--------------------------------------------------
                                   % of Net Assets
Oil & Gas -
Drilling/Equipment                     11.5%

Computer Software & Service             8.7

Computers - Networking                  5.2

Services - Commercial
& Consumer                              4.7

Communication Equipment                 4.0

Retail - Specialty                      4.0

Banks - Major Regional                  3.6

Electronics - Semiconductors            3.6

Telecommunications -
Long Distance                           3.2

Telephones                              3.2

B-32 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

          AN OVERVIEW (Continued)                  DECEMBER 31, 1997


Earnings at telecommunications services companies are not particularly sensitive to the economy. Furthermore, we have invested in companies whose stock has limited overseas exposure, and therefore, should not subject investors to worries about problems overseas. Also, the regulatory climate is extremely favorable. Local monopolies are being dismantled around the world, giving rise to the creation of smaller, entrepreneurial service providers in the local, long distance, and wireless sectors. These companies are poised for rapid growth and consolidation. Accordingly, we have invested in a large number of companies in this area including: Teleport, LCI, Omnipoint, and Pacific Gateway Exchange.

In addition, the Fund has invested heavily in the oil & gas-drilling/equipment sector. Companies such as Friede Goldman, Santa Fe International, and Falcon Drilling provide technology and equipment that enhance productivity and reduce costs in the energy exploration and services area. Energy-related stocks have declined in recent months over concerns about falling oil and gas costs, and represent compelling investment opportunities at current levels.

OUTLOOK

Equity markets are likely to remain volatile. On the positive side, interest rates are low and there appears to be no compelling reason why they should move up significantly. The outlook also appears favorable on the inflation front. However, concerns about the economy may temper investor enthusiasm in the months to come. Investors should keep in mind that returns, particularly in aggressive growth funds such as this one, are not generated at a steady rate over time. Rather they tend to come in dramatic bursts, often in compressed time periods and often when we least expect it. Patience is advised. We believe that this strategy will be rewarded amply over the long term.



                                                         1997 ANNUAL REPORT B-33

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

                AN OVERVIEW                   DECEMBER 31, 1997

COMPARISON TO FUND TO BENCHMARK

                                        Morgan Stanley          USAA Life VA
                                      Capital Index-EAFE     International Fund
                                      ------------------     ------------------
05/01/97                                  $10,000.00             $10,000.00
05/31/97                                   10,651.00              10,300.00
06/30/97                                   11,237.87              10,710.00
07/31/97                                   11,419.92              11,080.00
08/31/97                                   10,566.86              10,470.00
09/30/97                                   11,158.60              11,180.00
10/31/97                                   10,300.50              10,440.00
11/30/97                                   10,195.44              10,110.00
12/31/97                                   10,284.14              10,191.92


DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA International Fund to the Morgan Stanley Capital Index (MSCI)- EAFE. The MSCI EAFE is an unmanaged index which reflects the movements of stock markets in Europe, Australia, and the Far East (EAFE) by representing a broad selection of domestically listed companies within each market. The calculations for the MSCI EAFE are based on a starting date of May 1, 1997, whereas the calculations for the VA International Fund are based on a starting date of May 5, 1997. This comparison is for illustrative purposes only.

GENERAL DISCUSSION

By Portfolio Managers David G. Peebles, W. Travis Selmier, II, and Albert
C. Sebastian

MARKET CONDITIONS

For the six months ending December 31, 1997 European markets have continued to perform favorably while the performance of emerging markets has been mixed. Our underweighted position in Japan has proven to be a prudent decision.

Europe - European markets provided favorable returns during the past six months because of earnings growth, falling interest rates, and corporate restructuring. Our holdings in Italy, Portugal, and the United Kingdom made significant contributions to our European performance. In fact, we increased our exposure to the United Kingdom because of attractive valuations and a stable, pro-business political environment.

INVESTMENT PROGRAM:

At least 80% of the Fund's assets will be invested in equity securities of foreign companies.

                                        As of December 31, 1997
NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
One Year:                                         NA

Since Inception
May 1, 1997:                                      1.92%*


The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.


* Total returns for periods of less than one year are not annualized. This return is cumulative.

B-34 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

           AN OVERVIEW (Continued)                 DECEMBER 31, 1997


Emerging Markets - A series of currency devaluations in Asia have caused turmoil and political disarray in many Asian countries. This situation has brought about a reduction in forecasted economic growth. We believe the Brazilian economy will be affected by the Asian slowdown; however, Argentina, Peru, and Mexico continue to show signs of recovering, driven by improving domestic economies. In Mexico's case, stronger economic ties with the U.S. are a driving force. Our expectations that political and economic reform would gain momentum in Russia and Hungary proved correct as did our decision to slightly increase our exposure in these countries. Falling inflation and interest rates in Israel have underpinned its market rally while the prospect of economic reform has fueled Turkey's rise.

Japan - Asia's currency crisis, combined with problems within the banking system, has begun to take its toll on the Japanese economy and stock market. We believe that decisive action on restructuring Japan's tax and financial systems is needed. We continue to hold export-related stocks while looking for quality domestic-related companies. Our underweighted position in Japan remains unchanged for the time being.

Other Markets - Our overweighted position in Canada reflects the attractiveness of the economy as well as our favorable outlook for Canadian energy stocks. In Australia, we have reduced equities to be more in line with the world market's weighting.

TOP 10 EQUITY HOLDINGS
as of December 31, 1997
----------------------------------------------
                               % of Net Assets

Akzo Nobel N.V. (Netherlands)       1.8%

Elf Aquitaine ADS (France)          1.6

Tele Danmark ADS (Denmark)          1.6

Novartis AG (Switzerland)           1.5

Veba AG (Germany)                   1.5

Autoliv SDR (Sweden)                1.4

Cookson Group plc
(United Kingdom)                    1.4

National Westminster
Bank plc (United Kingdom)           1.4

Accor (France)                      1.3

National Bank of Canada
(Canada)                            1.3

TOP 10 INDUSTRIES OF EQUITY HOLDINGS
as of December 31, 1997
----------------------------------------------
                               % of Net Assets

Telephones                          6.9%

Banks - Major Regional              5.7

Auto Parts                          5.2

Oil - International Integrated      4.3

Drugs                               3.2

Services - Commercial
& Consumer                          3.0

Computer Software & Service         2.8

Oil & Gas - Exploration
& Production                        2.6

Electric                            2.5

Metals/Mining                       2.2


                                                         1997 ANNUAL REPORT B-35

                          USAA LIFE INVESTMENT TRUST

                USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

          AN OVERVIEW (Continued)                 DECEMBER 31, 1997

OUTLOOK

We will continue to favor European markets because of their economic and political stability, favorable valuations, and more predictable earnings growth. Divergence in emerging markets should continue as most Asian markets remain weak while many Latin American, Eastern European, and other markets are likely to recover sooner. We do not anticipate a marked improvement for the Japanese economic picture and feel that it offers only selective opportunities.


Foreign investing is subject to additional risks such as currency fluctations, market illiquidty, and political instability which are discussed in the prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
as of December 31, 1997
------------------------------------------------

Other*          35.7%

Germany          3.1%
Sweden           3.4%
Switzerland      3.5%
Italy            4.4%    Japan              11.1%
Denmark          4.4%
Netherlands      5.6%    United Kingdom     13.4%
Canada           6.0%    France              8.1%

[CHART APPEARS HERE]

* Each of the remaining countries' investments represented less than 3% of the portfolio's assets and U.S. Government and Agency Issues.


B-36 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                          INDPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
USAA LIFE INVESTMENT TRUST

We have audited the accompanying statements of assets and liabilities and portfolios of investments in securities of the USAA Life Variable Annuity
(VA) Money Market Fund, USAA Life VA Income Fund, USAA Life VA Growth and Income Fund, USAA Life VA World Growth Fund, USAA Life VA Diversified Assets Fund, USAA Life VA Aggressive Growth Fund, and USAA Life VA International Fund, all funds of the USAA Life Investment Trust, as of December 31, 1997, the statements of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 1997 and 1996 and the financial highlights for each of the years in the two-year period ended December 31, 1997 and the period from January 5, 1995 (commencement of operations) through December 31, 1995 for the Money Market Fund, Income Fund, Growth and Income Fund, World Growth Fund and Diversified Assets Fund; and the statements of operations, the statements of changes in net assets and the financial highlights for the period from May 1, 1997 (commencement of operations) through December 31, 1997 for the Aggressive Growth Fund and International Fund. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the USAA Life Investment Trust as of December 31, 1997, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended as described in the first paragraph, in conformity with generally accepted accounting principles.


                                           /s/ KPMG PEAT MARWICK LLP

                                           KPMG Peat Marwick LLP

San Antonio, Texas
February 6, 1998

                                                         1997 ANNUAL REPORT B-37

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

       PORTFOLIO OF INVESTMENTS IN SECURITIES         DECEMBER 31, 1997




Principal
Amount                                                 Coupon                                   Value
 (000)     Security                                     Rate             Maturity               (000)
---------  --------                                    ------            --------              ------
                      FIXED RATE INSTRUMENTS (64.9%)

           BANKS - MONEY CENTER
$ 439       UBS Finance, Inc., CP                       6.50%            1/02/98               $  439
                                                                                               ------
           CHEMICALS
  650       Monsanto Co., CP                            5.82             1/15/98                  649
                                                                                               ------
           ELECTRIC/GAS UTILITIES
  600       National Rural Utilities Cooperative
             Finance Corp., CP                          5.80             1/20/98                  598
                                                                                               ------
           ELECTRICAL EQUIPMENT
  600       Emerson Electric Co., CP                    5.63             1/26/98                  598
                                                                                               ------
           FINANCE - CONSUMER
  675       Ford Motor Credit Co., CP                   5.80             1/07/98                  674
  471       Toyota Motor Credit Corp., CP               5.76             1/13/98                  470
                                                                                               ------
                                                                                                1,144
                                                                                               ------
           FINANCE - DIVERSIFIED
  656       General Electric Capital Corp., CP          5.80             1/12/98                  655
                                                                                               ------
           U.S. GOVERNMENT
  161       Federal Home Loan Mortgage,
                Discount Note                           5.70             1/07/98                  161
  946       Federal Home Loan Mortgage,
                Discount Note                           5.65             1/09/98                  945
  313       Federal Home Loan Mortgage,
                Discount Note                           5.70             1/14/98                  312
  426       Federal Home Loan Mortgage,
                Discount Note                           5.75             1/14/98                  425
  980       Federal Home Loan Mortgage,
                Discount  Note                          5.71             1/16/98                  978
  486       Federal Home Loan Mortgage,
                Discount Note                           5.70             1/21/98                  484
  405       Federal Home Loan Mortgage,
                Discount Note                           5.70             1/22/98                  403
  500       Federal Home Loan Mortgage,
                Discount Note                           5.75             1/30/98                  498
  710       Federal National Mortgage Assn.,
                Discount Note                           5.68             1/05/98                  710
  814       Federal National Mortgage Assn.,
                Discount Note                           5.68             1/08/98                  813
                                                                                               ------
                                                                                                5,729
                                                                                               ------
         Total fixed rate instruments (cost: $9,812)                                            9,812
                                                                                               ------

                      VARIABLE RATE DEMAND NOTES (33.7%)

            ASSET BACKED FINANCINGS
  150        Capital One Funding Corp., Notes,
                Series 1993A (CRE)                      6.00             6/02/08                  150
  192       Capital One Funding Corp., Notes,
                Series 1995C (CRE)                      6.00             10/01/15                 192
                                                                                               ------
                                                                                                  342
                                                                                               ------
            AUTO PARTS
  200        Alabama IDA RB (Rehau Project) (CRE)       6.00             10/01/19                 200
  540        Bardstown, KY, RB, Series 1994 (CRE)       6.10             6/01/24                  540
                                                                                               ------
                                                                                                  740
                                                                                               ------
           CHEMICALS
$ 500       Wyckoff Chemical Company, Inc.,
             Demand Note, Series 1997 (CRE)             6.05             2/01/27               $  500
                                                                                               ------
            GENERAL OBLIGATIONS
  500        Syracuse, NY, GO, Series 1997A (CRE)       6.00            10/15/14                  500
                                                                                               ------
            HEALTHCARE - DIVERSIFIED
  300        GMS Associates II Project Health Care
               RB, Series 1995 (CRE)                    5.80            8/15/25                   300
                                                                                               ------
            HEALTHCARE - SPECIALIZED SERVICES
  500        Mason City Clinic, P.C., IA, Demand
               Bonds, Series 1992 (CRE)                6.10             9/01/22                   500
                                                                                               ------
            HOSPITALS
  200        Dome Corp., Demand Bonds,
               Series 1991 (CRE)                        5.76            8/31/16                   200
                                                                                               ------
            LEISURE TIME
  500        BSL Golf of California, Inc., RB (CRE)     6.15            1/01/23                   500
  500        Fox Valley Ice Arena Taxable Demand
              RB, IL, Series 1997 (CRE)                 5.85            7/01/27                   500
                                                                                               ------
                                                                                                1,000
                                                                                               ------
            MACHINERY - DIVERSIFIED
  200        DSL Funding Corp., Notes (CRE)             6.15            12/01/09                  200
                                                                                               ------
            MULTI-FAMILY HOUSING
  420        Arbor Properties, Inc., Note (CRE)         5.95            11/01/21                  420
                                                                                               ------
            NURSING/CCRC
  200        Lincolnwood Funding Corp. RB, Series
                1995A (CRE)                             6.04            8/01/15                   200
                                                                                               ------
            REAL ESTATE - OTHER
  100        H/M Partners, LLC, Bond (CRE)              5.95            10/01/20                  100
  100        MMR Funding I, Floating Rate Option
                Note, Series A (CRE)                    6.00            9/01/10                   100
                                                                                               ------
                                                                                                  200
                                                                                               ------

            Total variable rate demand notes (cost: $5,102)                                     5,102
                                                                                               ------
         Total investments (cost: $14,914)                                                    $14,914
                                                                                              =======

B-38 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

 PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)          DECEMBER 31, 1997

                         PORTFOLIO SUMMARY BY INDUSTRY




U.S. Government & Agency Issues                                          37.9 %

Chemicals                                                                 7.6

Finance - Consumer                                                        7.6

Leisure Time                                                              6.6

Auto Parts                                                                4.9

Finance - Diversified                                                     4.3

Electric/Gas Utilities                                                    4.0

Electrical Equipment                                                      3.9

General Obligations                                                       3.3

Healthcare - Specialized Services                                         3.3

Banks - Money Center                                                      2.9

Multi-Family Housing                                                      2.8

Asset Backed Financings                                                   2.3

Healthcare - Diversified                                                  2.0

Hospitals                                                                 1.3

Machinery - Diversified                                                   1.3

Nursing/CCRC                                                              1.3

Real Estate - Other                                                       1.3
                                                                         ----
     Total                                                               98.6%




See accompanying "Notes to Portfolios of Investments in Securities" on page
B-57.


                                                         1997 ANNUAL REPORT B-39

                          USAA LIFE INVESTMENT TRUST

                    USAA LIFE VARIABLE ANNUITY INCOME FUND

       PORTFOLIO OF INVESTENTS IN SECURITIES           DECEMBER 31, 1997



                                                                                   Market
 Number                                                                            Value
of Shares                              Security                                    (000)
---------                              --------                                  --------
                      PREFERRED STOCKS (13.0%)

 15,000        Avalon Properties, Inc. "A", 9% cumulative redeemable             $    391
 12,000        Duke Realty Investments, Inc. depositary
                 shares "A", 9.10% cumulative redeemable                              321
 10,000        Equity Residential Properties Trust depositary
                 shares "B", 9.125% cumulative redeemable                             267
 12,000        Equity Residential Properties Trust depositary
                 shares "C", 9.125% cumulative redeemable                             323
 22,000        First Industrial Realty Trust, Inc. depositary
                 shares "B", 8.75% cumulative redeemable                              565
 20,000        Gables Residential Trust "A", 8.3% cumulative
                 redeemable                                                           501
  6,000        Post Properties, Inc. "A", 8.5% cumulative
                 redeemable                                                           323
  6,000        Security Capital Industrial Trust "C", 8.54%
                 cumulative redeemable                                                339
 12,000        Shurgard Storage Centers, Inc. "B", 8.8%
                 cumulative redeemable                                                318
 12,000        United Dominion Realty Trust, Inc. depositary
                 shares "A", 9.25% cumulative redeemable                              314
                                                                                 --------
         Total preferred stocks (cost: $3,546)                                      3,662
                                                                                 --------

Principal
Amount                                                 Coupon                                   Value
 (000)     Security                                     Rate             Maturity               (000)
---------  --------                                    ------            --------              ------
                      CORPORATE OBLIGATIONS (10.4%)

$  300     Caliber Systems, Inc., Notes                 7.80%             8/01/06              $  322
   500     Chase Manhattan Corp.,
             Subordinated Notes                         7.13              2/01/07                 520
   500     First Union Corp., Subordinated Notes        7.50              7/15/06                 532
   500     Household Finance Corp., Notes               7.25              5/15/06                 522
   500     Province of Quebec, Global Debentures        7.00              1/30/07                 521
   500     Wells Fargo & Co., Subordinated Notes        6.88              4/01/06                 510
                                                                                              -------
           Total corporate obligations (cost: $2,744)                                           2,927
                                                                                              -------
                      U.S. GOVERNMENT & AGENCY ISSUES (75.3%)

             FEDERAL NATIONAL MORTGAGE ASSN. (20.2%)
 2,213     7.00%, 6/01/24 - 10/01/26                                                            2,237
 1,925     7.50%, 1/01/25 - 10/01/26                                                            1,974
   681     8.00%, 1/01/25                                                                         706
   752     8.50%, 12/01/24                                                                        786
                                                                                             --------
                                                                                                5,703
                                                                                             --------

             GOVERNMENT NATIONAL MORTGAGE ASSN. (25.6%)
 1,893     7.00%, 8/15/23 - 4/15/26                                                             1,915
 2,879     7.50%, 8/15/23 - 8/15/26                                                             2,957
 1,130     8.00%, 5/15/24                                                                       1,174
 1,131     8.50%, 12/15/24                                                                      1,198
                                                                                             --------
                                                                                                7,244
                                                                                             --------
             U.S. TREASURY BONDS (29.5%)
 6,785     7.875%, 2/15/21                                                                      8,333
                                                                                             --------

           Total U.S. government & agency issues (cost: $19,491)                               21,280
                                                                                             --------

           Total investments (cost: $25,781)                                                 $ 27,869
                                                                                             ========

                         PORTFOLIO SUMMARY BY INDUSTRY


          U.S. Government & Agency Issues           75.3%

          Real Estate Investment Trusts             13.0

          Banks - Major Regional                     3.7

          Finance - Consumer                         1.9

          Foreign Government                         1.9

          Banks - Money Center                       1.8

          Truckers                                   1.1
                                                   ------
          Total                                     98.7%
                                                   ------


See accompanying "Notes to Portfolios of Investments in Securities" on page
B-57.

B-40 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

      PORTFOLIO OF INVESTMENTS IN SECURITIES           DECEMBER 31, 1997

                             COMMON STOCKS (96.7%)

                                                                                   Market
 Number                                                                            Value
of Shares       Security                                                           (000)
---------       --------                                                         ---------
                AEROSPACE/DEFENSE (2.1%)
  36,438          Boeing Co.                                                      $  1,783
                                                                                  --------
                AIRLINES (1.5%)
  10,000          AMR Corp.*                                                         1,285
                                                                                  --------
                ALUMINUM (1.4%)
  17,100          Aluminum Co. of America                                            1,203
                                                                                  --------
                AUTOMOBILES (1.4%)
  25,500          Ford Motor Co.                                                     1,242
                                                                                  --------
                AUTO PARTS (2.4%)
  23,000          Intermet Corporation                                                 403
  35,000          Lear Corp.*                                                        1,662
                                                                                  --------
                                                                                     2,065
                                                                                  --------

                BANKS - MAJOR REGIONAL (1.4%)
  21,000          PNC Bank Corp.                                                     1,198
                                                                                  --------
                BANKS - MONEY CENTER (2.8%)
  18,000          BankAmerica Corp.                                                  1,314
   9,700          Bankers Trust New York Corp.                                       1,091
                                                                                  --------
                                                                                     2,405
                                                                                  --------
                CHEMICALS (3.0%)
  14,000          Dow Chemical Co.                                                   1,421
  50,000          Millennium Chemicals, Inc.                                         1,178
                                                                                  --------
                                                                                     2,599
                                                                                  --------
                CHEMICALS - DIVERSIFIED (1.8%)
  37,400          B.F. Goodrich Co.                                                  1,550
                                                                                  --------
                COMMUNICATION - EQUIPMENT MANUFACTURERS (1.5%)
  16,668          Lucent Technologies, Inc.                                          1,331
                                                                                   --------
                COMPUTER - NETWORKING (1.5%)
  22,500          Cisco Systems, Inc.*                                               1,254
                                                                                  --------
                CONSUMER JEWELRY AND NOVELTIES - MISCELLANEOUS (1.5%)
  32,100          American Greetings Corp.                                           1,256
                                                                                  --------
                CONTAINERS - METALS & GLASS (1.3%)
  31,000          Ball Corp.                                                         1,095
                                                                                  --------
                DRUGS (2.8%)
  33,000          Pharmacia & Upjohn, Inc.                                           1,209
  24,000          SmithKline Beecham plc ADR "A"                                     1,234
                                                                                  --------
                                                                                     2,443
                                                                                  --------
                ELECTRIC (2.3%)
  26,000          Houston Industries, Inc.                                             694
  43,000          Pacific Gas & Electric Co.                                         1,309
                                                                                  --------
                                                                                     2,003
                                                                                  --------
                ELECTRICAL EQUIPMENT (1.4%)
  22,500          Rockwell International Corp.                                       1,176
                                                                                  --------
                ELECTRONICS - SEMICONDUCTORS (1.2%)
  41,000          National Semiconductor Corp.*                                      1,063
                                                                                  --------
                EQUIPMENT - SEMICONDUCTORS (1.0%)
  29,500          Applied Materials, Inc.*                                        $    889
                                                                                  --------
                FINANCE - CONSUMER (1.4%)
  17,300          Associates First Capital Corp.                                     1,230
                                                                                   --------
                FINANCE - DIVERSIFIED (4.2%)
  31,000          Morgan Stanley, Dean Witter, Discover & Co.                        1,833
  24,000          PMI Group, Inc.                                                    1,735
                                                                                  --------
                                                                                     3,568
                                                                                  --------
                FOODS (1.3%)
  10,000          CPC International, Inc.*                                           1,077
                                                                                  --------
                HEALTHCARE - HMOS (2.0%)
  40,000          Humana, Inc.*                                                        830
  17,000          Pacificare Health Systems, Inc.*                                     854
                                                                                  --------
                                                                                     1,684
                                                                                  --------
                HEAVY DUTY TRUCKS & PARTS (1.5%)
  25,500          Aeroquip-Vickers, Inc.                                             1,251
                                                                                  --------
                HOUSEHOLD PRODUCTS (1.6%)
  28,000          Kimberly-Clark Corp.                                               1,381
                                                                                  --------
                INSURANCE - LIFE/HEALTH (1.2%)
  14,000          Aetna, Inc.                                                          988
                                                                                  --------
                INSURANCE - MULTI-LINE COMPANIES (1.4%)
  11,400          American International Group, Inc.                                 1,240
                                                                                  --------
                INSURANCE - PROPERTY/CASUALTY (6.0%)
  17,000          Allstate Corp.                                                     1,545
  33,000          Everest Reinsurance Holdings, Inc.                                 1,361
  30,000          Highlands Insurance Group, Inc.*                                     851
  32,000          Travelers Property Casualty Corp.                                  1,408
                                                                                  --------
                                                                                     5,165
                                                                                  --------
                LEISURE TIME (1.3%)
  36,300          Brunswick Corp.                                                    1,100
                                                                                  --------
                MACHINERY - DIVERSIFIED (2.8%)
  21,500          Deere & Co.                                                        1,254
  40,159          Flowserve Corp.                                                    1,122
                                                                                  --------
                                                                                     2,376
                                                                                  --------
                MANUFACTURING - DIVERSIFIED INDUSTRIES (1.5%)
  25,500          Hillenbrand Industries,  Inc.                                      1,305
                                                                                  --------
                MANUFACTURING - SPECIALIZED (1.7%)
  33,000          Avery Dennison Corp.                                               1,477
                                                                                  --------
                MEDICAL PRODUCTS & SUPPLIES (2.2%)
  33,000          Bausch & Lomb, Inc.                                                1,308
  12,000          Baxter International, Inc.                                           605
                                                                                  --------
                                                                                     1,913
                                                                                  --------
                METALS/MINING (1.6%)
  37,000          Inco Ltd.                                                            629
  27,000          Titanium Metals Corp.*                                               780
                                                                                  --------
                                                                                     1,409
                                                                                  --------

                                                         1997 ANNUAL REPORT B-41

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

  PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)       DECEMBER 31, 1997


                                                                                   Market
 Number                                                                            Value
of Shares                    Security                                              (000)
---------                    --------                                            ---------
                NATURAL GAS (1.9%)
 10,500           NICOR, Inc.                                                    $     443
 26,000           Sonat, Inc.                                                        1,189
                                                                                 ---------
                                                                                     1,632
                                                                                 ---------
                OIL - DOMESTIC INTEGRATED (2.9%)
 46,000           Occidental Petroleum Corp.                                         1,349
 28,500           Unocal Corp.                                                       1,106
                                                                                 ---------
                                                                                     2,455
                                                                                 ---------
                OIL - INTERNATIONAL INTEGRATED (1.2%)
 19,400           Texaco, Inc.                                                       1,055
                                                                                 ---------
                OIL & GAS - DRILLING/EQUIPMENT (2.3%)
 15,500           Helmerich & Payne, Inc.                                            1,052
 11,000           Schlumberger Ltd.                                                    886
                                                                                 ---------
                                                                                     1,938
                                                                                 ---------
                OIL & GAS - EXPLORATION & PRODUCTION (1.7%)
 31,000           Apache Corp.                                                       1,087
 50,000           Gulf Canada Resources Ltd.*                                          350
                                                                                 ---------
                                                                                     1,437
                                                                                 ---------
                PAPER & FOREST PRODUCTS (1.6%)
  8,900           Jefferson Smurfit Corp.*                                             126
 26,000           Weyerhaeuser Co.                                                   1,275
                                                                                 ---------
                                                                                     1,401
                                                                                 ---------
                PHOTOGRAPHY - IMAGING (0.9%)
  9,900           Xerox Corp.                                                          731
                                                                                 ---------

                PUBLISHING (1.3%)
 28,000           Houghton Mifflin Co.                                               1,075
                                                                                 ---------
                RAILROADS/SHIPPING (1.2%)
 34,500           Norfolk Southern Corp.                                             1,063
                                                                                 ---------
                REAL ESTATE INVESTMENT TRUSTS (0.9%)
 22,000           Felcor Suite Hotels, Inc.                                            781
                                                                                 ---------
                RETAIL - DEPARTMENT STORES (2.4%)
 19,000           J.C. Penney Company, Inc.                                          1,146
 17,000           May Department Stores Co.                                            896
                                                                                 ---------
                                                                                     2,042
                                                                                 ---------
                RETAIL - GENERAL MERCHANDISING (1.6%)
 30,000           Sears, Roebuck & Co.                                               1,357
                                                                                 ---------
                SERVICES - COMMERCIAL & CONSUMER (1.3%)
 35,100           Dun & Bradstreet Corp.                                             1,086
                                                                                 ---------
                SPECIALTY PRINTING (1.3%)
 32,500           Deluxe Corp.                                                       1,121
                                                                                 ---------
                TELECOMMUNICATIONS - LONG DISTANCE (3.6%)
 29,000           AT&T Corp.                                                         1,776
 23,000           Sprint Corp.                                                       1,349
                                                                                 ---------
                                                                                     3,125
                                                                                 ---------
                TELEPHONES (3.0%)
 13,824           Bell Atlantic Corp.                                                1,258
 24,500           GTE Corp.                                                          1,280
                                                                                 ---------
                                                                                     2,538
                                                                                 ---------
                TOBACCO (2.6%)
 29,500           Philip Morris Companies, Inc.                                      1,336
 21,100           Universal Corp.                                                      868
                                                                                 ---------
                                                                                     2,204
                                                                                 ---------
                WASTE MANAGEMENT (1.0%)
 31,000           Waste Management, Inc.                                               853
                                                                                 ---------
                Total common stocks (cost: $61,333)                                 82,898
                                                                                 ---------


Principal
Amount
(000)
_____
                               SHORT-TERM (3.3%)

                U.S. GOVERNMENT & AGENCY ISSUE
$ 2,885           Federal Home Loan Bank, 4.75%,
                      1/02/98, (cost: $2,885)                                        2,885
                                                                                 ---------

                Total investments (cost: $64,218)                                  $85,783
                                                                                 =========


B-42 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

      PORTFOLIO OF INVESTMENTS IN SECURITIES            DECEMBER 31, 1997


                                                                                   Market
 Number                                                                            Value
of Shares                    Security                                              (000)
---------                    --------                                            ---------
                          FOREIGN SECURITIES (64.9%)
                            FOREIGN STOCKS (64.5%)

                            ARGENTINA (0.9%)
    4,500                     Banco Rio de La Plata S.A. ADR *                     $   63
    1,200                     Disco S.A. ADS  *                                        54
    3,866                     IRSA Inversiones y Representaciones S.A. GDS            146
    2,100                     Telefonica de Argentina S.A. ADR                         78
                                                                                   ------
                                                                                      341
                                                                                   ------
                            AUSTRALIA (1.9%)
   25,000                     Broken Hill Proprietary Co. Ltd.                        232
   18,700                     CSL Ltd.                                                117
   80,000                     Telstra Corp.  *                                        169
   32,289                     Woodside Petroleum Ltd.                                 228
                                                                                   ------
                                                                                      746
                                                                                   ------
                            AUSTRIA (1.5%)
    1,190                     Austria Mikro Systeme International AG                   60
    1,900                     Boehler Uddeholm AG                                     112
    5,300                     VA Stahl AG                                             204
    1,550                     VA Technologie AG                                       235
                                                                                   ------
                                                                                      611
                                                                                   ------
                            BELGIUM (0.6%)
      140                     Colruyt S.A.                                             72
    2,600                     Union Miniere S.A.  *                                   180
                                                                                   ------
                                                                                      252
                                                                                   ------
                            BRAZIL (1.8%)
1,990,000                     Companhia Energetica de Minas Gerais
                                (Cemig) (Preferred)                                    86
    6,500                     Panamerican Beverages, Inc. "A"                         212
  550,000                     Petroleo Brasileiro S.A. (Preferred)                    129
1,300,000                     Telebras PN S.A.  (Preferred)                           148
    3,200                     Uniao de Bancos Brasileiros S.A. (Unibanco)  GDR  *     103
    6,000                     Usinas Siderurgicas de Minas Gerais S.A. (Preferred)     36
                                                                                   ------
                                                                                      714
                                                                                   ------
                            CANADA (4.1%)
    4,500                     Alliance Forest Products, Inc. *                         74
   16,400                     Anderson Exploration Ltd.  *                            161
    3,500                     Cadillac Fairview Corp. *                                82
    5,100                     Canadian National Railway Co.                           241
   13,300                     Canadian Occidental Petroleum Ltd.                      301
   20,600                     National Bank of Canada                                 340
    8,200                     OSF, Inc. *                                              50
    1,600                     St. Laurent Paperboard, Inc. *                           21
   10,000                     Suncor, Inc.                                            341
                                                                                   ------
                                                                                    1,611
                                                                                   ------
                            CHILE (0.4%)
    1,950                     Compania de Telefonos de Chile ADR                       58
    3,200                     Distribucion y Servicio D & S S.A. ADS                   60
    1,300                     Sociedad Quimica y Minera de Chile S.A. ADS              57
                                                                                   ------
                                                                                      175
                                                                                   ------

                            CHINA (0.4%)
   50,000                     Cosco Pacific Ltd.                                       41
  224,000                     Jiangsu Expressway Co. Ltd. *                            46
   24,000                     New World Infrastructure Ltd. *                          54
                                                                                   ------
                                                                                      141
                                                                                   ------
                            CZECH REPUBLIC (0.2%)
    3,000                     Komercni Banka A.S. GDR                               $  36
      400                     SPT Telecom A.S. *                                       42
                                                                                   ------
                                                                                       78
                                                                                   ------
                            DENMARK (2.6%)
    3,100                     Carli Gry International A/S                             174
    4,200                     ISS International Service System A/S "B" *              154
   11,300                     SAS Danmark A/S                                         165
    1,300                     Tele Danmark A/S "B"                                     81
    8,900                     Tele Danmark A/S ADS                                    274
    2,500                     Unidanmark A/S                                          184
                                                                                   ------
                                                                                    1,032
                                                                                   ------
                            EGYPT (0.2%)
    3,500                     Suez Cement Co. S.A.E. GDS                               71
                                                                                   ------
                            FINLAND (1.3%)
    3,800                     Nokia Corp. ADS                                         266
      916                     Raision Tehtaat                                         109
    9,000                     Rauma OY                                                140
                                                                                   ------
                                                                                      515
                                                                                   ------
                            FRANCE (5.1%)
      900                     Accor S.A.                                              167
    4,300                     Bouygues Offshore S.A. ADR                               94
    6,100                     Coflexip ADS                                            339
    7,400                     Elf Aquitaine ADS                                       434
    2,300                     Eramet Group                                             87
      675                     Essilor International                                   202
    1,240                     ISIS S.A. *                                             136
    2,400                     Louis Dreyfus Citrus                                     73
    3,600                     Renault S.A. *                                          101
    2,000                     Simco S.A.                                              135
    3,500                     Valeo S.A.                                              237
                                                                                   ------
                                                                                    2,005
                                                                                   ------
                            GERMANY (2.2%)
    4,300                     Bayer AG                                                161
    3,200                     Leica Camera AG                                          52
    7,600                     Rofin-Sinar Technologies, Inc. *                         92
      400                     SAP AG                                                  121
      400                     SAP AG (Preferred)                                      131
    4,300                     Veba AG                                                 293
                                                                                   ------
                                                                                      850
                                                                                   ------
                            HONG KONG (0.8%)
  100,000                     Amoy Properties Ltd.                                     88
    4,000                     Asia Satellite Telecommunications Holdings Ltd. ADR      67
   18,000                     Citic Pacific Ltd.                                       72
   15,000                     Hutchison Whampoa Ltd.                                   94
                                                                                   ------
                                                                                      321
                                                                                   ------
                            HUNGARY(1.0%)
    3,900                     Magyar Tavkozlesi RT. (MATAV) ADS *                     101
   10,000                     Mol Magyar Olaj-Es Gazipari GDS                         244
    1,600                     OTP Bank  GDR *                                          61
                                                                                   ------
                                                                                      406
                                                                                   ------

                                                         1997 ANNUAL REPORT B-43

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)           DECEMBER 31, 1997


                                                                                   Market
 Number                                                                            Value
of Shares                    Security                                              (000)
---------                    --------                                            ---------
                            INDIA (0.6%)
    4,000                     Hindalco Industries Ltd. GDR                        $   80
    4,900                     Larsen & Toubro Ltd. GDR                                55
    6,000                     Videsh Sanchar Nigam Ltd. GDR                           84
                                                                                  ------
                                                                                     219
                                                                                  ------
                            INDONESIA (0.1%)
   57,500                     PT Astra International, Inc.                            15
   30,000                     PT HM Sampoerna                                         22
                                                                                  ------
                                                                                      37
                                                                                  ------
                            ISRAEL (0.7%)
    2,700                     Blue Square - Israel Ltd. ADS                           33
    3,700                     ECI Telecommunications Ltd.                             94
    2,800                     Teva Pharmaceutical Industries Ltd. ADR                133
                                                                                  ------
                                                                                     260
                                                                                  ------
                            ITALY (3.3%)
    5,400                     ENI S.p.A. ADS                                         308
   22,000                     Erg S.p.A. *                                            82
    5,400                     Gucci Group N.V. *                                     226
   45,000                     Italgas S.p.A. *                                       186
    4,300                     SAES Getters S.p.A. ADR                                 41
  312,600                     SEAT S.p.A. *                                          122
  323,600                     SEAT S.p.A. Savings *                                   82
   57,800                     Telecom Italia S.p.A.                                  255
                                                                                  ------
                                                                                   1,302
                                                                                  ------
                            JAPAN (7.6%)
    9,000                     Bridgestone Corp.                                      195
    8,000                     Canon, Inc.                                            186
    7,000                     Daibiru Corp.                                           51
   21,000                     Hitachi Ltd.                                           150
    2,000                     Hoya Corp.                                              63
    3,000                     Ito-Yokado Co. Ltd.                                    153
    3,000                     Justsystem Corp.                                        38
    8,000                     Laox Co. Ltd.                                           64
   26,000                     Minebea Co. Ltd.                                       279
   21,000                     Mitsubishi Heavy Industries Ltd.                        87
    7,000                     Namco                                                  203
    1,500                     Nichiei Co. Ltd. *                                     165
      400                     Nippon Television Network                              117
   15,000                     Nomura Securities Co. Ltd.                             200
        5                     NTT Data Communications Systems Corp.                  269
   21,000                     Sekisui Chemical Co. Ltd.                              107
   17,000                     Shiseido Co. Ltd.                                      232
    2,300                     Sony Corp.                                             204
   15,000                     Terumo Corp.                                           221
    8,000                     Yamada Denki Co.                                        62
                                                                                  ------
                                                                                   3,046
                                                                                  ------
                            MALAYSIA (0.1%)
    8,000                     Edaran Otomobil Nasional Bhd                            16
                                                                                  ------
                            MEXICO (1.0%)
   60,000                     Controladora Comercial Mexicana, S.A. de C.V.           78
    4,391                     Desc, Sociedad de Fomento Industrial,
                                S.A. de C.V. ADS                                     165
    7,000                     Tubos de Acero de Mexico, S.A. ADS *                   151
                                                                                  ------
                                                                                     394
                                                                                  ------
                            NETHERLANDS (3.9%)
    2,750                     Akzo Nobel N.V.                                       $474
    3,400                     Benckiser N.V. "B" ADR *                               140
    2,100                     EVC International N.V.                                  47
    5,900                     ING Group N.V.                                         248
    1,750                     Oce-van der Grinten N.V.                               191
    2,700                     Philips Electronics N.V.                               163
      600                     Simac Techniek N.V.                                     70
    8,000                     Verenigd Besit VNU                                     226
                                                                                  ------
                                                                                   1,559
                                                                                  ------
                            NORWAY (1.4%)
   70,800                     Christiania Bank og Kreditkasse                        286
    8,500                     Schibsted ASA                                          145
   16,000                     Storebrand ASA *                                       113
                                                                                  ------
                                                                                     544
                                                                                  ------
                            PERU (0.2%)
    2,700                     Telefonica del Peru S.A. "B" ADS                        63
                                                                                  ------
                            PHILIPPINES (0.1%)
  190,000                     SM Prime Holdings, Inc.                                 28
                                                                                  ------
                            POLAND (0.4%)
   11,539                     Elektrim S.A.                                          111
    9,000                     Polifarb Cieszyn-Wroclaw S.A.                           43
    3,000                     Polifarb Cieszyn-Wroclaw S.A. "D" *                     14
                                                                                  ------
                                                                                     168
                                                                                  ------
                            PORTUGAL (1.8%)
    4,600                     Banco Totta E Acores S.A.                               91
      800                     Brisa-Auto Estradas de Portugal S.A. *                  27
    8,900                     Cimentos de Portugal S.A.                              233
    7,300                     Portugal Telecom S.A. ADS                              343
                                                                                  ------
                                                                                     694
                                                                                  ------
                            RUSSIA (1.1%)
    2,000                     LUKoil ADR                                             184
    3,300                     Mosenergo ADR *                                        122(a)
  429,000                     Unified Energy Systems                                 130
                                                                                  ------
                                                                                     436
                                                                                  ------
                            SINGAPORE (0.5%)
   22,000                     DBS Land Ltd.                                           34
   26,400                     Overseas Union Bank Ltd.                               101
   20,000                     Singapore Land Ltd.                                     44
                                                                                  ------
                                                                                     179
                                                                                  ------
                            SOUTH AFRICA (0.2%)
    3,100                     South African Breweries Ltd.                            76
                                                                                  ------
                            SPAIN (1.6%)
    2,500                     Corporacion Bancaria de Espana S.A. *                  152
    5,000                     Corporacion Mapfre                                     133
    3,700                     Telefonica de Espana S.A. ADR                          337
                                                                                  ------
                                                                                     622
                                                                                  ------
                            SWEDEN (2.4%)
   11,000                     Autoliv, Inc. SDR                                      358
      900                     Munters AB *                                             8
   10,900                     NK Cityfastigheter AB *                                 79
   27,700                     Nordbanken Holding AB *                                157
   17,300                     Swedish Match AB                                        58
   11,000                     Volvo "B" AB                                           295
                                                                                  ------
                                                                                     955
                                                                                  ------

B-44 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)           DECEMBER 31, 1997

                                                                                   Market
 Number                                                                            Value
of Shares                    Security                                              (000)
---------                    --------                                            ---------
                            SWITZERLAND (3.0%)
      273                      Novartis AG                                        $   443
    1,100                      Selecta Group AG *                                     148
      114                      SGS Group AG                                           218
      409                      Sulzer AG P.C.                                         259
      150                      Tag Heuer International S.A. *                          13
   12,000                      Tag Heuer International S.A. ADR *                      99
                                                                                   ------
                                                                                    1,180
                                                                                   ------
                            TAIWAN (0.3%)
    5,625                      Acer, Inc. GDR *                                        43
    5,125                      China Steel Corp. GDS                                   77
                                                                                   ------
                                                                                      120
                                                                                   ------
                            TURKEY (0.2%)
2,575,471                      Yapi Ve Kredi Bankasi A.S.                              98
                                                                                   ------
                            UNITED KINGDOM (8.5%)
   58,000                     Avis Europe plc                                         166
   71,100                     Billiton plc *                                          182
   23,000                     Cadbury Schweppes plc                                   232
  118,000                     Cookson Group plc                                       382
   55,900                     Corporate Services Group plc                            196
    8,000                     DFS Furniture Co. plc                                    68
    2,500                     Doncasters plc ADS *                                     53
   25,200                     EMI Group plc                                           210
   15,600                     Harvey Nichols plc                                       49
   24,000                     Ionica Group plc *                                       55
   88,000                     LucasVarity plc                                         311
   68,500                     Medeva plc                                              182
   18,000                     National Westminster Bank plc                           299
   16,000                     Reuters Holdings plc                                    175
   58,700                     Safeway plc                                             331
   51,000                     Tomkins plc                                             241
   55,600                     WPP Group plc                                           247
                                                                                   ------
                                                                                    3,379
                                                                                   ------
                            VENEZUELA (0.2%)
    2,200                     Compania Anonima Nacional Telefonos
                                   de Venezuela ADS                                    92
                                                                                   ------
                            OTHER HOLDINGS (0.3%)
  120,000                     Central European Growth Fund plc  *                     127
                                                                                   ------
                              Total foreign stocks (cost: $21,700)                 25,463
                                                                                   ------
 Principal
  Amount
  (000)
__________
                             FOREIGN BONDS (0.4%)

                            JAPAN (0.4%)
$     160                     MBL International Finance (Bermuda) Trust,
                                   Convertible Notes, 3.00%, 11/30/02
                                   (cost: $165)                                       167
                                                                                   ------
                              Total foreign securities (cost: $21,865)             25,630
                                                                                   ------
                            DOMESTIC STOCKS (30.2%)

                            Aerospace/Defense (1.3%)
    5,336                     Boeing Co.                                           $  261
    4,000                     Precision Castparts Corp.                               241
                                                                                   ------
                                                                                      502
                                                                                   ------
                            ALUMINUM (0.4%)
    2,400                     Aluminum Co. of America                                 169
                                                                                   ------
                            AUTOMOBILES (0.5%)
    4,000                     Ford Motor Co.                                          195
                                                                                   ------
                            AUTO PARTS (0.7%)
    6,100                     Lear Corp. *                                            290
                                                                                   ------
                            BANKS - MAJOR REGIONAL (0.7%)
    4,400                     SouthTrust Corp.                                        279
                                                                                   ------

                            BANKS - MONEY CENTER (1.1%)
    1,900                     Bankers Trust New York Corp.                            214
    2,000                     Chase Manhattan Corp.                                   219
                                                                                   ------
                                                                                      433
                                                                                   ------
                            BEVERAGES - NONALCOHOLIC (0.5%)
    5,700                     PepsiCo, Inc.                                           208
                                                                                   ------
                            BIOTECHNOLOGY (0.5%)
    4,000                     Amgen, Inc. *                                           216
                                                                                   ------
                            CHEMICALS (0.8%)
    1,000                     Dow Chemical Co.                                        101
    5,000                     Monsanto Co.                                            210
                                                                                   ------
                                                                                      311
                                                                                   ------
                            CHEMICALS - DIVERSIFIED (0.5%)
    4,400                     B.F. Goodrich Co.                                       182
                                                                                   ------
                            COMMUNICATION - EQUIPMENT MANUFACTURERS (1.1%)
    3,148                     Lucent Technologies, Inc.                               252
    3,000                     Motorola, Inc.                                          171
                                                                                   ------
                                                                                      423
                                                                                   ------
                            COMPUTER - NETWORKING (0.5%)
    3,600                     Cisco Systems, Inc. *                                   201
                                                                                   ------
                            COMPUTER SOFTWARE & SERVICE (1.2%)
    1,100                     J.D. Edwards & Co. *                                     33
    2,200                     Microsoft Corp. *                                       284
    4,400                     Sterling Commerce, Inc. *                               169
                                                                                   ------
                                                                                      486
                                                                                   ------
                            CONSUMER JEWELRY AND NOVELTIES - MISCELLANEOUS (0.6%)
    5,800                     American Greetings Corp.                                227
                                                                                   ------
                            ELECTRICAL EQUIPMENT (0.5%)
    4,000                     Rockwell International Corp.                            209
                                                                                   ------
                            ELECTRONICS - SEMICONDUCTORS (1.0%)
    2,600                     Intel Corp.                                             183
    8,000                     National Semiconductor Corp. *                          207
                                                                                   ------
                                                                                      390
                                                                                   ------

                                                         1997 ANNUAL REPORT B-45

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)           DECEMBER 31, 1997

                                                                                   Market
 Number                                                                            Value
of Shares                    Security                                              (000)
---------                    --------                                            ---------
                            EQUIPMENT - SEMICONDUCTORS (0.4%)
    5,600                     Applied Materials, Inc. *                            $  169
                                                                                   ------
                            FINANCE - CONSUMER (0.6%)
    3,200                     Associates First Capital Corp.                          228
                                                                                   ------
                            FINANCE - DIVERSIFIED (0.8%)
    5,000                     Morgan Stanley, Dean Witter, Discover & Co.             296
                                                                                   ------
                            FOODS (1.1%)
   15,500                     Authentic Specialty Foods, Inc. *                       211
    2,000                     CPC International, Inc. *                               216
                                                                                   ------
                                                                                      427
                                                                                   ------
                            HEALTHCARE - DIVERSIFIED (1.8%)
    3,000                     American Home Products Corp.                            229
    2,400                     Bristol-Myers Squibb Co.                                227
    3,900                     Johnson & Johnson                                       257
                                                                                   ------
                                                                                      713
                                                                                   ------
                            HEALTHCARE - HMOs (0.8%)
    2,800                     Pacificare Health Systems, Inc. *                       140
    3,800                     United HealthCare Corp.                                 189
                                                                                   ------
                                                                                      329
                                                                                   ------
                            HEALTHCARE - SPECIALIZED SERVICES (0.8%)
    9,700                     COHR, Inc. *                                            124
    6,833                     Total Renal Care Holdings, Inc. *                       188
                                                                                   ------
                                                                                      312
                                                                                   ------
                            HOUSEHOLD PRODUCTS (1.5%)
    5,000                     Kimberly-Clark Corp.                                    247
    4,400                     Procter & Gamble Co.                                    351
                                                                                   ------
                                                                                      598
                                                                                   ------
                            INSURANCE - MULTI-LINE COMPANIES (0.6%)
    2,250                     American International Group, Inc.                      245
                                                                                   ------
                            INSURANCE - PROPERTY/CASUALTY (0.6%)
    5,500                     Travelers Property Casualty Corp.                       242
                                                                                   ------
                            MACHINERY - DIVERSIFIED (1.2%)
    4,000                     Deere & Co.                                             233
    9,000                     Flowserve Corp.                                         252
                                                                                   ------
                                                                                      485
                                                                                   ------
                            MANUFACTURING - SPECIALIZED (0.7%)
    6,400                     Avery Dennison Corp.                                    286
                                                                                   ------
                            MEDICAL PRODUCTS & SUPPLIES (0.7%)
    4,200                     Medtronic, Inc.                                         220
    2,200                     St. Jude Medical, Inc. *                                 67
                                                                                   ------
                                                                                      287
                                                                                   ------
                            OIL - DOMESTIC INTEGRATED (0.4%)
    4,000                     Unocal Corp.                                            155
                                                                                   ------
                            OIL & GAS - DRILLING/EQUIPMENT (1.0%)
    4,800                     Halliburton Co.                                       $ 249
    3,000                     Transocean Offshore, Inc.                               145
                                                                                   ------
                                                                                      394
                                                                                   ------
                            OIL & GAS - EXPLORATION & PRODUCTION (0.6%)
    6,500                     Apache Corp.                                            228
                                                                                   ------
                            PHOTOGRAPHY - IMAGING (0.6%)
    3,000                     IKON Office Solutions, Inc.                              84
    2,100                     Xerox Corp.                                             155
                                                                                   ------
                                                                                      239
                                                                                   ------
                            RESTAURANTS (0.4%)
    8,000                     Brinker International, Inc. *                           128
      570                     Tricon Global Restaurants, Inc. *                        16
                                                                                   ------
                                                                                      144
                                                                                   ------
                            RETAIL - GENERAL MERCHANDISING (1.1%)
    6,733                     Dollar General Corp.                                    244
    4,500                     Sears, Roebuck & Co.                                    204
                                                                                   ------
                                                                                      448
                                                                                   ------
                            RETAIL - SPECIALTY (0.3%)
    3,800                     Abercrombie & Fitch Co. *                               119
                                                                                   ------
                            SERVICES - COMMERCIAL & CONSUMER (0.2%)
    1,900                     Dun & Bradstreet Corp.                                   59
                                                                                   ------
                            TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.4%)
    7,000                     360 Communications Co. *                                141
                                                                                   ------
                            TELECOMMUNICATIONS - LONG DISTANCE (0.6%)
    4,000                     Sprint Corp.                                            234
                                                                                   ------
                            TOBACCO (0.5%)
    4,400                     Philip Morris Companies, Inc.                           199
                                                                                   ------
                            WASTE MANAGEMENT (0.6%)
    2,000                     Browning-Ferris Industries, Inc.                         74
    6,000                     Waste Management, Inc.                                  165
                                                                                   ------
                                                                                      239
                                                                                   ------
                              Total domestic stocks (cost: $8,224)                 11,937

 Principal
  Amount
  (000)
___________
                     U.S. GOVERNMENT & AGENCY ISSUE (3.7%)

                            DISCOUNT NOTE
$   1,460                     Federal Home Loan Bank, 4.75%, 1/02/98
                                (cost: $1,460)                                      1,460
                                                                                  -------
                              Total investments (cost: $31,549)                   $39,027
                                                                                  =======

B-46 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)          DECEMBER 31, 1997

                         PORTFOLIO SUMMARY BY INDUSTRY

     Banks - Major Regional                                  4.8%
     Telephones                                              4.7
     Auto Parts                                              4.1
     U. S. Government & Agency Issue                         3.7
     Oil - International Integrated                          3.4
     Computer Software & Service                             3.3
     Oil & Gas - Drilling/Equipment                          2.4
     Banks - Money Center                                    2.4
     Oil & Gas - Exploration & Production                    2.3
     Drugs                                                   2.2
     Machinery - Diversified                                 2.2
     Services Commercial & Consumer                          2.0
     Communication - Equipment Manufacturers                 2.0
     Metals/Mining                                           1.9
     Insurance - Multi-Line Companies                        1.9
     Household Products                                      1.9
     Beverages - Nonalcoholic                                1.8
     Healthcare - Diversified                                1.8
     Medical Products & Supplies                             1.8
     Manufacturing - Diversified Industries                  1.8
     Retail - Specialty                                      1.7
     Electric                                                1.6
     Retail - Food                                           1.6
     Automobiles                                             1.6
     Manufacturing - Specialized                             1.5
     Electronics - Semiconductors                            1.5
     Iron & Steel                                            1.5
     Foods                                                   1.4
     Aerospace/Defense                                       1.3
     Telecommunications - Long Distance                      1.2
     Chemicals - Specialty                                   1.2
     Chemicals                                               1.2
     Oil - Domestic Integrated                               1.2
     Finance - Diversified                                   1.2
     Retail - General Merchandising                          1.1
     Foreign Conglomerate                                    1.1
     Publishing                                              1.1
     Real Estate Investment Trusts                           1.1
     Engineering & Construction                              1.0
     Office Equipment & Supplies                             1.0
     Other                                                  20.3
                                                            ----
     Total                                                  98.8%
                                                            ====

See accompanying "Notes to Portfolios of Investments in Securities" on page B-57.

                                                         1997 ANNUAL REPORT B-47

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES                       DECEMBER 31, 1997

                                                                                   Market
 Number                                                                            Value
of Shares                    Security                                              (000)
---------                    --------                                            ---------
                          BASIC VALUE STOCKS (61.9%)

                            AEROSPACE/DEFENSE (1.7%)
   16,840                     Boeing Co.                                           $  824
                                                                                   ------
                            AUTOMOBILES (3.6%)
   20,000                     Chrysler Corp.                                          704
   21,000                     Ford Motor Co.                                        1,022
                                                                                   ------
                                                                                    1,726
                                                                                   ------
                            AUTO PARTS (1.1%)
   25,000                     Meritor Automotive, Inc.                                527
                                                                                   ------
                            BANKS - MAJOR REGIONAL (5.8%)
    8,000                     Fleet Financial Group, Inc.                             599
   16,000                     PNC Bank Corp.                                          913
   20,000                     SouthTrust Corp.                                      1,269
                                                                                   ------
                                                                                    2,781
                                                                                   ------
                            BANKS - MONEY CENTER (2.8%)
    5,000                     Bankers Trust New York Corp.                            562
    7,000                     Chase Manhattan Corp.                                   767
                                                                                   ------
                                                                                    1,329
                                                                                   ------
                            CHEMICALS (1.7%)
   20,000                     Monsanto Co.                                            840
                                                                                   ------
                            CHEMICALS - DIVERSIFIED (1.0%)
   12,000                     B.F. Goodrich Co.                                       497
                                                                                   ------
                            DRUGS (2.1%)
   27,000                     Pharmacia & Upjohn, Inc.                                989
                                                                                   ------
                            ELECTRICAL EQUIPMENT (1.1%)
   10,000                     Rockwell International Corp.                            523
                                                                                   ------
                            ELECTRONICS - SEMICONDUCTORS (1.8%)
   12,000                     Intel Corp.                                             843
                                                                                   ------
                            FINANCE - DIVERSIFIED (1.8%)
   12,000                     PMI Group, Inc.                                         868
                                                                                   ------
                            HEALTHCARE - DIVERSIFIED (5.3%)
   15,000                     American Home Products Corp.                          1,148
   15,000                     Bristol-Myers Squibb Co.                              1,419
                                                                                   ------
                                                                                    2,567
                                                                                   ------
                            HOUSEHOLD PRODUCTS (1.5%)
   15,000                     Kimberly-Clark Corp.                                    740
                                                                                   ------
                            INSURANCE - PROPERTY/CASUALTY (2.8%)
   15,000                     Allstate Corp.                                        1,363
                                                                                   ------
                            MACHINERY - DIVERSIFIED (2.7%)
   14,000                     Caterpillar, Inc.                                       680
   11,000                     Deere & Co.                                             641
                                                                                   ------
                                                                                    1,321
                                                                                   ------
                            MANUFACTURING - DIVERSIFIED INDUSTRIES (1.0%)
    6,000                     Minnesota Mining & Manufacturing Co.                    492
                                                                                   ------
                            MEDICAL PRODUCTS & SUPPLIES (1.7%)
   20,000                     Bausch & Lomb, Inc.                                  $  793
                                                                                   ------
                            NATURAL GAS (1.2%)
   14,000                     NICOR, Inc.                                             591
                                                                                   ------
                            OIL - DOMESTIC INTEGRATED (2.5%)
    8,000                     Atlantic Richfield Co.                                  641
   15,000                     Unocal Corp.                                            582
                                                                                   ------
                                                                                    1,223
                                                                                   ------
                            OIL - INTERNATIONAL INTEGRATED (3.7%)
    7,000                     Chevron Corp.                                           539
    8,000                     Mobil Corp.                                             578
   12,000                     Texaco, Inc.                                            652
                                                                                   ------
                                                                                    1,769
                                                                                   ------
                            PHOTOGRAPHY - IMAGING (2.3%)
   15,000                     Xerox Corp.                                           1,107
                                                                                   ------
                            RAILROADS/SHIPPING (1.0%)
   15,000                     Norfolk Southern Corp.                                  462
                                                                                   ------
                            RETAIL - DEPARTMENT STORES (1.0%)
    9,000                     May Department Stores Co.                               474
                                                                                   ------
                            RETAIL - GENERAL MERCHANDISING (1.2%)
   13,000                     Sears, Roebuck & Co.                                    588
                                                                                   ------
                            TELECOMMUNICATIONS - LONG DISTANCE (1.7%)
   14,000                     Sprint Corp.                                            821
                                                                                   ------
                            TELEPHONES (5.8%)
   12,288                     Bell Atlantic Corp.                                   1,118
   10,000                     GTE Corp.                                               523
   16,000                     SBC Communications Corp.                              1,172
                                                                                   ------
                                                                                    2,813
                                                                                   ------
                            TOBACCO (2.0%)
    9,000                     Philip Morris Companies, Inc.                           408
   15,000                     RJR Nabisco Holdings Corp.                              562
                                                                                   ------
                                                                                      970
                                                                                   ------
                              Total basic value stocks (cost: $19,747)             29,841
                                                                                   ------


B-48 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)           DECEMBER 31, 1997


Principal                                                                          Market
 Amount                                                                            Value
  (000)                      Security                                              (000)
---------                    --------                                            ---------
                            U.S. GOVERNMENT & AGENCY ISSUES (10.3%)

$     996                     Federal National Mortgage Assn., 9.00%, 11/18/24      $1,071
      960                     Government National Mortgage
                               Assn., 6.50%, 11/20/26                                  948
      997                     Government National Mortgage
                               Assn., 6.50%, 9/20/27                                   984
      952                     Government National Mortgage
                               Assn., 7.00%, 6/20/26                                   957
      991                     Government National Mortgage
                               Assn., 7.00%, 6/20/27                                   996
                                                                                    ------
                              Total U.S. government & agency issues (cost: $4,849)   4,956
                                                                                    ------
                            CORPORATE OBLIGATIONS (25.9%)

                            ASSET BACKED FINANCINGS (4.2%)
    1,000                    Firstplus Home Loan Owner Trust, 6.62%, 9/10/15           998
    1,000                    Firstplus Home Loan Owner Trust, 7.08%, 7/10/17         1,030
                                                                                    ------
                                                                                     2,028
                                                                                    ------

                            BANKS - MAJOR REGIONAL (2.2%)
    1,000                     HUBCO, Inc., Subordinated Debentures,
                                 8.20%, 9/15/06                                      1,081
                                                                                    ------
                            BROADCASTING RADIO & TV (2.2%)
    1,000                     Tele-Communications, Inc., Senior Notes,
                                 8.25%, 1/15/03                                      1,070
                                                                                    ------
                            ELECTRONICS - INSTRUMENTATION (2.1%)
    1,000                     Tektronix, Inc., Notes,
                                 7.50%, 8/01/03                                      1,042
                                                                                    ------
                            MANUFACTURING - SPECIALIZED (2.2%)
    1,000                     Giddings and Lewis, Inc., Notes,
                                 7.50%, 10/01/05                                     1,044
                                                                                    ------

                            REAL ESTATE INVESTMENT TRUSTS (6.5%)
    1,000                     Merry Land and Investment Co., Notes,
                                 7.25%, 6/15/05                                      1,026
    1,000                     Nationwide Health Properties, Inc., MTN,
                                 8.61%, 3/01/02                                      1,078
    1,000                     Washington Real Estate Investment Trust,
                               Senior Notes, 7.25%, 8/13/06                          1,036
                                                                                    ------
                                                                                     3,140
                                                                                    ------
                            RETAIL - FOOD (2.2%)
    1,000                     Great Atlantic & Pacific Tea, Inc.,
                                Senior Notes, 7.70%, 1/15/04                         1,050
                                                                                    ------

                            RETAIL - GENERAL MERCHANDISING (2.1%)
  $ 1,000                     Kmart Corp., Notes,
                                 8.13%, 12/01/06                                    $1,010
                                                                                    ------
                            TELECOMMUNICATIONS - LONG DISTANCE (2.2%)
    1,000                     WorldCom, Inc., Senior Notes,
                                   7.55%, 4/01/04                                    1,052
                                                                                    ------
                              Total corporate obligations (cost: $12,040)           12,517
                                                                                    ------
                                       SHORT-TERM (1.2%)
                            COMMERICAL PAPER
      571                     Aristar, Inc., 7.30%, 1/02/98 (cost: $571)               571
                                                                                    ------

                              Total investments (cost: $37,207)                    $47,885
                                                                                   =======

                                                                                                             1997 ANNUAL REPORT B-49

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

      PORTFOLIO OF INVESTMENTS IN SECURITIES            DECEMBER 31, 1997


                                                                                   Market
 Number                                                                            Value
of Shares                    Security                                              (000)
---------                    --------                                            ---------

                             COMMON STOCKS (97.5%)

                            ADVERTISING/MARKETING (0.4%)
    4,100                     Lamar Advertising Co. "A"*                            $ 163
                                                                                   ------
                            AEROSPACE/DEFENSE (2.7%)
   20,000                     AAR Corp.                                               775
    3,300                     Aviation Sales Co.*                                     124
    7,600                     Triumph Group, Inc.*                                    253
                                                                                   ------
                                                                                    1,152
                                                                                   ------
                            AIRLINES (1.2%)
    3,300                     Midwest Express Holdings, Inc.*                         128
   15,000                     Southwest Airlines Co.                                  369
                                                                                   ------
                                                                                      497
                                                                                   ------
                            ASSET BACKED FINANCINGS (0.5%)
    8,200                     IMC Mortgage Co.*                                        97
    2,200                     Sirrom Capital Corp.                                    115
                                                                                   ------
                                                                                      212
                                                                                   ------
                            BANKS - MAJOR REGIONAL (3.6%)
   20,000                     Bank United Corp.                                       979
    8,100                     Columbia Banking Systems, Inc.*                         218
    3,600                     First Security Corp.                                    151
    6,000                     Hamilton Bancorp, Inc.*                                 175
                                                                                   ------
                                                                                    1,523
                                                                                   ------
                            BEVERAGES - ALCOHOLIC (1.0%)
    8,200                     Beringer Wine Estates Holdings, Inc.*                   312
    2,300                     Robert Mondavi Corp.*                                   112
                                                                                   ------
                                                                                      424
                                                                                   ------
                            BIOTECHNOLOGY (3.1%)
   10,000                     Centocor, Inc.*                                         333
    5,200                     CN Biosciences, Inc.*                                   130
    4,100                     Genzyme Corp.*                                          114
    1,000                     IDEC Pharmaceuticals Corp.*                              34
    7,000                     Immunex Corp.*                                          378
    1,400                     Med Immune, Inc.*                                        60
    1,500                     Protein Design Labs, Inc.*                               60
   12,000                     Techne Corp.*                                           210
                                                                                   ------
                                                                                    1,319
                                                                                   ------
                            BROADCASTING RADIO & TV (2.1%)
    3,900                     Clear Channel Communications, Inc.*                     310
    4,700                     Gray Communications Systems, Inc. "B"                   121
    4,259                     Hearst - Argyle Television, Inc.*                       127
    3,600                     Heftel Broadcasting Corp. "A"*                          168
    2,700                     Univision Communications, Inc. "A"*                     188
                                                                                   ------
                                                                                      914
                                                                                   ------
                            BUILDING MATERIAL GROUP (0.5%)
    3,600                     Fastenal Co.                                            138
    4,000                     Wilmar Industries, Inc.*                                 95
                                                                                   ------
                                                                                      233
                                                                                   ------
                            COMMUNICATION - EQUIPMENT MANUFACTURERS (4.0%)
    6,200                     Advanced Fibre Communications, Inc.*                 $  181
   11,400                     Brightpoint, Inc.*                                      158
    2,000                     CIENA Corp.*                                            122
    7,000                     Datum, Inc.*                                            100
    7,900                     Harmonic Lightwaves, Inc.*                               86
    9,100                     Innova Corp.*                                           139
   10,100                     Ortel Corp.*                                            159
   12,600                     P-Com, Inc.*                                            217
    4,200                     Pairgain Technologies, Inc.*                             82
    1,800                     QualComm, Inc.*                                          91
    5,250                     REMEC, Inc.*                                            118
    6,500                     Spectrian Corp.*                                        125
    7,100                     ViaSat, Inc.*                                            97
      800                     Yurie Systems, Inc.*                                     16
                                                                                   ------
                                                                                    1,691
                                                                                   ------
                            COMPUTER - HARDWARE (2.3%)
    9,900                     Dell Computer Corp.*                                    832
    7,500                     Sandisk Corp.*                                          152
                                                                                   ------
                                                                                      984
                                                                                   ------
                            COMPUTER - NETWORKING (5.2%)
   25,650                     3Com Corp.*                                             896
    5,740                     Ascend Communications, Inc.*                            141
   14,850                     Cisco Systems, Inc.*                                    828
    8,800                     FORE Systems, Inc.*                                     134
    6,600                     International Network Services*                         153
    4,500                     Xylan Corp.*                                             68
                                                                                   ------
                                                                                    2,220
                                                                                   ------
                            COMPUTER - PERIPHERALS (1.0%)
   11,700                     HMT Technology Corp.*                                   152
    9,400                     Komag, Inc.*                                            140
    8,500                     Read-Rite Corp.*                                        134
                                                                                   ------
                                                                                      426
                                                                                   ------
                            COMPUTER SOFTWARE & SERVICE (8.7%)
    3,800                     Aspect Development, Inc.*                               198
    5,600                     Axiom, Inc.*                                             22
    7,000                     Broderbund Software, Inc.*                              179
    5,100                     CCC Information Services Group, Inc.*                   101
    4,000                     Complete Business Solutions, Inc.*                      174
    8,300                     CrossKeys Systems Corp.*                                106
    5,800                     Crystal Systems Solutions Ltd.*                         148
    6,600                     Geotel Communications Corp. "A"*                        103
   13,800                     Harbinger Corp.*                                        388
    7,600                     Industri-Matematik International Corp.*                 224
    8,600                     Macrovision Corp.*                                      137
    6,300                     Microsoft Corp.*                                        814
    6,200                     Pervasive Software, Inc.*                                45
   16,700                     Pixar, Inc.*                                            361
    6,400                     PLATINUM Technology, Inc.*                              181
    5,900                     QAD, Inc.*                                               74
   13,770                     Rational Software Corp.*                                157

B-50 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)            DECEMBER 31, 1997

                                                                                   Market
 Number                                                                            Value
of Shares                    Security                                              (000)
---------                    --------                                            ---------

                            COMPUTER SOFTWARE & SERVICE (8.7%)
    2,700                     Security Dynamics Technologies, Inc. *               $   97
    3,100                     Sterling Commerce, Inc.*                                119
    6,500                     XcelleNet, Inc.*                                         85
                                                                                   ------
                                                                                    3,713
                                                                                   ------
                            DRUGS (1.6%)
    8,000                     Dura Pharmaceuticals, Inc. *                            367
    6,300                     Elan Corp. plc ADR *                                    322
                                                                                   ------
                                                                                      689
                                                                                   ------
                            ELECTRONICS - COMPUTER DISTRIBUTORS (0.2%)
    5,550                     CHS Electronics, Inc. *                                  95
                                                                                   ------
                            ELECTRONICS - SEMICONDUCTORS (3.6%)
    3,100                     Benchmarq Microelectronics, Inc. *                       42
    7,400                     Intel Corp.                                             520
    3,800                     Lattice Semiconductor Corp. *                           180
    2,800                     Microchip Technology, Inc. *                             84
   22,600                     TranSwitch Corp. *                                      170
    4,800                     Triquint Semiconductor, Inc. *                           97
    2,600                     Vitesse Semiconductor Corp. *                            98
   10,800                     VLSI Technology, Inc. *                                 255
    7,800                     Zoran Corp. *                                            94
                                                                                   ------
                                                                                    1,540
                                                                                   ------
                            ENTERTAINMENT (0.2%)
    4,000                     Ballantyne of Omaha, Inc. *                              72
                                                                                   ------
                            EQUIPMENT - SEMICONDUCTORS (3.0%)
    7,200                     Brooks Automation, Inc. *                               132
    5,100                     Cerprobe Corp. *                                         89
    7,900                     CFM Technologies, Inc. *                                121
    4,000                     Cymer, Inc. *                                            60
    7,400                     Electroglas, Inc. *                                     114
    5,500                     Etec Systems, Inc. *                                    256
   13,000                     Integrated Process Equipment Corp. *                    205
    5,000                     Photronics, Inc. *                                      121
    6,700                     Speedfam International, Inc. *                          178
                                                                                   ------
                                                                                    1,276
                                                                                   ------
                            FINANCE - CONSUMER (3.1%)
    1,800                     Associates First Capital Corp.                          128
    6,200                     Household International, Inc.                           791
   15,000                     NCO Group, Inc. *                                       386
                                                                                   ------
                                                                                    1,305
                                                                                   ------
                            FOODS (1.1%)
    8,100                     Suiza Foods Corp. *                                     482
                                                                                   ------
                              Healthcare - Diversified (0.7%)
    3,500                     PAREXEL International Corp. *                           129
    5,000                     Superior Consultant Holdings Corp. *                    150
                                                                                   ------
                                                                                      279
                                                                                   ------
                            HEALTHCARE - SPECIALIZED SERVICES (2.5%)
    6,072                     Concentra Managed Care, Inc. *                          205
    3,800                     Express Scripts, Inc. "A" *                             228
    6,500                     Orthodontic Centers of America, Inc. *                  108
    4,000                     Pediatrix Medical Group, Inc. *                         171
    4,800                     PMR Corp. *                                              96
    3,750                     Renal Care Group, Inc. *                                120
    4,166                     Total Renal Care Holdings, Inc. *                       115
                                                                                   ------
                                                                                    1,043
                                                                                   ------
                            HOME FURNISHINGS & APPLIANCES (0.9%)
   10,000                     Ethan Allen Interiors, Inc.                          $  386
                                                                                   ------
                            HOSPITAL (0.5%)
    7,950                     National Surgery Centers, Inc. *                        209
                                                                                   ------
                            INSURANCE - MULTI-LINE COMPANIES (0.2%)
    3,100                     Keystone Automotive Industries, Inc. *                   74
                                                                                   ------
                            INTERNET SERVICES (1.2%)
   10,600                     Concentric Network Corp. *                               94
    7,200                     Network Solutions, Inc. "A" *                            94
   10,700                     Preview Travel, Inc. *                                   81
   11,900                     Sportsline USA, Inc. *                                  128
   11,500                     USWeb Corp. *                                           108
                                                                                   ------
                                                                                      505
                                                                                   ------
                            INVESTMENT BANKS / BROKERAGE (0.8%)
    3,450                     Charles Schwab Corp.                                    145
   10,000                     Friedman, Billings, Ramsey Group, Inc. "A" *            179
                                                                                   ------
                                                                                      324
                                                                                   ------
                            LODGING/HOTEL (1.8%)
   23,600                     Four Seasons Hotels, Inc.                               746
                                                                                   ------
                            MACHINERY - DIVERSIFIED (0.2%)
    4,300                     U. S. Rentals, Inc. *                                   101
                                                                                   ------
                            MEDICAL PRODUCTS & SUPPLIES (1.8%)
    5,600                     Omnicare, Inc.                                          174
    5,000                     Serologicals Corp. *                                    130
   10,000                     Sybron Corp. *                                          469
                                                                                   ------
                                                                                      773
                                                                                   ------
                            NURSING CARE (1.0%)
    7,200                     HEALTHSOUTH Rehabilitation Corp. *                      200
    4,800                     Sunrise Assisted Living, Inc. *                         207
                                                                                   ------
                                                                                      407
                                                                                   ------
                            OIL & GAS - DRILLING/EQUIPMENT (11.5%)
    6,500                     Cooper Cameron Corp. *                                  396
    2,800                     Diamond Offshore Drilling, Inc. *                       135
    5,000                     Dril-Quip,  Inc. *                                      176
    9,600                     EVI, Inc. *                                             497
    8,200                     Falcon Drilling Co., Inc. *                             287
   24,600                     Friede Goldman International, Inc. *                    735
   15,000                     Halter Marine Group, Inc. *                             433
   10,000                     National-Oilwell, Inc. *                                342
   10,000                     Petroleum Geo-Services ADR *                            647
   10,600                     Santa Fe International Corp.                            431
    3,000                     Transocean Offshore, Inc.                               145
    5,000                     Trico Marine Services, Inc. *                           147
   13,300                     UNIFAB International, Inc. *                            256
    7,000                     Varco International, Inc. *                             150
    2,500                     Veritas DGC, Inc. *                                      99
                                                                                   ------
                                                                                    4,876
                                                                                   ------
                            OIL & GAS - EXPLORATION & PRODUCTION (0.5%)
    4,500                     Hvide Marine, Inc. "A" *                                116
    3,400                     Stone Energy Corp. *                                    114
                                                                                   ------
                                                                                      230
                                                                                   ------
                            PERSONAL CARE (0.5%)
    3,100                     Estee Lauder Companies, Inc.                            160
    1,200                     Revlon, Inc. "A" *                                       42
                                                                                   ------
                                                                                      202
                                                                                   ------

                                                         1997 ANNUAL REPORT B-51

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)            DECEMBER 31, 1997

                                                                                   Market
 Number                                                                            Value
of Shares                    Security                                              (000)
---------                    --------                                            ---------

                            RAILROADS/SHIPPING (0.3%)
    5,000                     MotivePower Industries, Inc. *                        $  116
                                                                                    ------
                            RESTAURANTS (0.3%)
    3,900                     Papa John's International, Inc. *                        136
                                                                                    ------
                            RETAIL - BUILDING SUPPLIES (1.0%)
    7,250                     Home Depot, Inc.                                         427
                                                                                    ------
                            RETAIL - FOOD (1.4%)
  16,000                      Dominick's Supermarkets, Inc. *                          584
                                                                                    ------
                            RETAIL - GENERAL MERCHANDISING (0.3%)
   3,600                      Dollar Tree Stores, Inc. *                               149
                                                                                    ------
                            RETAIL - SPECIALTY (4.0%)
  15,000                      99 Cents Only Stores *                                   443
   5,700                      Abercrombie & Fitch Co. *                                178
   3,000                      Consolidated Stores Corp. *                              132
  10,000                      Cost Plus, Inc. *                                        290
  12,000                      Hibbett Sporting Goods, Inc. *                           264
   5,000                      Party City Corp. *                                       161
   1,300                      Rental Service Corp. *                                    32
   3,000                      Starbucks Corp. *                                        115
   5,400                      U.S. Office Products Co. *                               106
                                                                                    ------
                                                                                     1,721
                                                                                    ------
                            RETAIL - SPECIALTY APPAREL (0.7%)
   4,400                      Delia's, Inc. *                                           98
   3,000                      Gadzooks, Inc. *                                          63
   2,000                      Just For Feet, Inc. *                                     26
   4,800                      K&G Men's Center, Inc. *                                 100
                                                                                    ------
                                                                                       287
                                                                                    ------
                            SERVICES - COMMERCIAL & CONSUMER (4.7%)
  13,500                      Altron, Inc. *                                           179
   5,400                      Fine Host Corp. *                                         20(b)
   3,000                      Flextronics International Ltd. *                         104
  15,000                      Hertz Corp.                                              604
   9,700                      International Total Services, Inc. *                     154
   5,900                      Learning Tree International, Inc. *                      170
   7,700                      MSC Industrial Direct Co. *                              326
   4,800                      OutSource International, Inc. *                           58
   7,300                      PRT Group, Inc. *                                         83
   5,200                      Staff Leasing, Inc. *                                     98
   4,300                      Stewart Enterprises, Inc.                                201
                                                                                    ------
                                                                                     1,997
                                                                                    ------
                            SERVICES - COMPUTER SYSTEMS (0.3%)
   4,500                      Mastech Corp. *                                          143
                                                                                    ------
                            SERVICES - DATA PROCESSING (1.2%)
   5,800                      Checkfree Corp. *                                        157
   3,000                      Computer Horizons Corp. *                                137
  12,100                      Credit Management Solutions, Inc. *                      157
   4,600                      SCB Computer Technology, Inc. *                           75
                                                                                    ------
                                                                                       526
                                                                                    ------
                            TELECOMMUNICATIONS - CELLULAR/WIRELESS (1.6%)
  11,800                      Aerial Communications, Inc. *                             84
  15,200                      Microcell Telecommunications, Inc. "B" *                 103
   5,900                      Omnipoint Corp. *                                        137
   6,500                      Powertel, Inc. *                                         109
  14,000                      Western Wireless Corp. "A" *                             243
                                                                                    ------
                                                                                       676
                                                                                    ------
                            TELECOMMUNICATIONS - LONG DISTANCE (3.2%)
   5,400                      General Communication, Inc. "A" *                     $   36
   7,300                      ITC DeltaCom, Inc. *                                     120
   3,800                      IXC Communications, Inc. *                               119
   3,600                      LCI International, Inc. *                                111
   3,300                      Pacific Gateway Exchange, Inc. *                         178
   9,900                      Premiere Technologies, Inc. *                            273
   6,200                      SmarTalk TeleServices, Inc. *                            141
   3,900                      STAR Telecommunications, Inc. *                          125
   6,200                      Startec Global Communications Corp. *                    139
   6,500                      Tel-Save Holdings, Inc. *                                129
                                                                                    ------
                                                                                     1,371
                                                                                    ------
                            TELEPHONES (3.2%)
   8,800                      Electric Lightware, Inc. "A" *                           131
   9,900                      GST Telecommunications, Inc. *                           118
   3,000                      Intermedia Communications of Florida, Inc. *             182
   3,700                      McLeod, Inc. *                                           118
   7,400                      Metromedia Fiber Network, Inc. "A" *                     123
   7,800                      MetroNet Communications Corp. "B" *                      135
   5,900                      NEXTLINK Communications, Inc. "A" *                      126
   3,000                      Teleport Communications Group, Inc. *                    165
   5,700                      Teligent, Inc. "A" *                                     140
   5,000                      Winstar Communications, Inc. *                           125
                                                                                    ------
                                                                                     1,363
                                                                                    ------
                            TEXTILES - APPAREL (0.8%)
   2,200                      Cutter & Buck, Inc. *                                     41
   9,300                      North Face, Inc. *                                       204
   2,300                      Tommy Hilfiger Corp. *                                    81
                                                                                    ------
                                                                                       326
                                                                                    ------
                            TRUCKERS (0.7%)
   9,000                      Coach USA, Inc. *                                        301
                                                                                    ------
                            WASTE MANAGEMENT (0.6%)
   7,200                      American Disposal Services, Inc. *                       263
                                                                                    ------
                              Total common stocks (cost: $37,394)                   41,471
                                                                                    ------
Principal
 Amount
 (000)
 _____

                                      SHORT-TERM (0.3%)
                            U.S. GOVERNMENT & AGENCY ISSUE
$    150                      Federal Home Loan Bank, 4.75%,
                                   1/02/98, (cost: $150)                               150
                                                                                   -------
                              Total investments (cost: $37,544)                    $41,621
                                                                                   =======

B-52 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES                        DECEMBER 31, 1997

                                                                                   Market
 Number                                                                            Value
of Shares                    Security                                              (000)
---------                    --------                                            ---------

                                      STOCKS (92.9%)
                            ARGENTINA (1.4%)
    3,300                     Banco Rio de La Plata S.A. ADR *                      $   46
    1,600                     Disco S.A. ADS *                                          72
    3,132                     IRSA Inversiones y Representaciones S.A. GDS             118
    1,900                     Telefonica de Argentina S.A. ADR                          71
                                                                                    ------
                                                                                       307
                                                                                    ------
                            AUSTRALIA (2.6%)
   15,800                     Broken Hill Proprietary Co. Ltd.                         147
   15,300                     CSL Ltd.                                                  96
   59,000                     Telstra Corp. *                                          124
   26,700                     Woodside Petroleum Ltd.                                  188
                                                                                    ------
                                                                                       555
                                                                                    ------
                            AUSTRIA (2.2%)
      991                     Austria Mikro Systeme International AG                    50
    1,400                     Boehler Uddeholm AG                                       82
    3,900                     VA Stahl AG                                              151
    1,200                     VA Technologie AG                                        182
                                                                                    ------
                                                                                       465
                                                                                    ------
                            BELGIUM (0.6%)
    1,700                     Union Miniere S.A. *                                     118
                                                                                    ------
                            BRAZIL (1.9%)
    5,400                     Panamerican Beverages, Inc. "A"                          176
1,200,000                     Telebras PN S.A. (Preferred)                             137
    2,300                     Uniao de Bancos Brasileiros S.A. (Unibanco)  GDR *        74
    5,000                     Usinas Siderurgicas de Minas Gerais S.A. (Preferred)      30
                                                                                    ------
                                                                                       417
                                                                                    ------
                            CANADA (6.0%)
    3,500                     Alliance Forest Products, Inc. *                          58
   13,200                     Anderson Exploration Ltd. *                              129
    1,300                     Cadillac Fairview Corp. *                                 31
    5,200                     Canadian National Railway Co.                            246
   10,800                     Canadian Occidental Petroleum Ltd.                       244
   16,500                     National Bank of Canada                                  272
    5,800                     OSF, Inc. *                                               36
    1,700                     St. Laurent Paperboard, Inc. *                            22
    7,800                     Suncor, Inc.                                             266
                                                                                    ------
                                                                                     1,304
                                                                                    ------
                            CHILE (0.6%)
    1,260                     Compania de Telefonos de Chile ADR                        37
    2,300                     Distribucion y Servicio D & S S.A. ADS                    43
    1,000                     Sociedad Quimica y Minera de Chile S.A. ADS               44
                                                                                    ------
                                                                                       124
                                                                                    ------
                            CHINA (0.5%)
   36,000                     Cosco Pacific Ltd.                                        29
  168,000                     Jiangsu Expressway Co. Ltd. *                             35
   22,000                     New World Infrastructure Ltd. *                           49
                                                                                    ------
                                                                                       113
                                                                                    ------
                            CZECH REPUBLIC (0.1%)
    2,500                     Komercni Banka A.S. GDR                               $   30
                                                                                    ------
                            DENMARK (4.4%)
    1,400                     Carli Gry International A/S                               79
    4,800                     ISS International Service System A/S "B" *               176
   10,000                     SAS Danmark A/S                                          146
   11,000                     Tele Danmark A/S ADS                                     339
    2,700                     Unidanmark A/S                                           198
                                                                                    ------
                                                                                       938
                                                                                    ------
                            EGYPT (0.2%)
    2,500                     Suez Cement Co. S.A.E. GDS                                51
                                                                                    ------
                            FINLAND (1.7%)
    3,100                     Nokia Corp. ADS                                          217
      400                     Raision Tehtaat                                           47
    6,000                     Rauma OY                                                  94
                                                                                    ------
                                                                                       358
                                                                                    ------
                            FRANCE (8.1%)
    1,500                     Accor S.A.                                               279
    4,000                     Bouygues Offshore S.A. ADR                                87
    4,600                     Coflexip ADS                                             255
    6,000                     Elf Aquitaine ADS                                        352
    1,800                     Eramet Group                                              68
      800                     Essilor International                                    239
    1,000                     France Telecom S.A. *                                     36
      560                     ISIS S.A. *                                               61
    2,000                     Louis Dreyfus Citrus                                      61
    2,900                     Renault S.A. *                                            82
      800                     Simco S.A.                                                54
    2,500                     Valeo S.A.                                               170
                                                                                    ------
                                                                                     1,744
                                                                                    ------
                            GERMANY (3.1%)
    1,600                     Bayer AG                                                  60
    2,600                     Leica Camera AG                                           43
    6,800                     Rofin-Sinar Technologies, Inc. *                          82
      200                     SAP AG                                                    61
      300                     SAP AG (Preferred)                                        98
    4,800                     Veba AG                                                  327
                                                                                    ------
                                                                                       671
                                                                                    ------
                            HONG KONG (1.1%)
   80,000                     Amoy Properties Ltd.                                      70
    3,000                     Asia Satellite Telecommunications Holdings Ltd. ADR       50
   12,000                     CITIC Pacific Ltd.                                        48
   10,000                     Hutchison Whampoa Ltd.                                    63
                                                                                    ------
                                                                                       231
                                                                                    ------
                            HUNGARY (1.3%)
    3,200                     Magyar Tavkozlesi RT. (MATAV) ADS *                       83
    6,000                     Mol Magyar Olaj-Es Gazipari GDS                          147
    1,300                     OTP Bank  GDR *                                           49
                                                                                    ------
                                                                                       279
                                                                                    ------

                                                         1997 ANNUAL REPORT B-53

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)           DECEMBER 31, 1997

                                                                                    Market
 Number                                                                             Value
of Shares                 Security                                                  (000)
---------                 --------                                                ---------
                         INDIA (0.6%)
    3,000                  Hindalco Industries Ltd. GDR                             $   60
    5,500                  Videsh Sanchar Nigam Ltd. GDR                                77
                                                                                    ------
                                                                                       137
                                                                                    ------
                         INDONESIA (0.2%)
   62,500                  PT Astra International, Inc.                                 16
   29,000                  PT HM Sampoerna                                              22
                                                                                    ------
                                                                                        38
                                                                                    ------
                         ISRAEL (1.1%)
    2,400                  Blue Square - Israel Ltd. ADS                                30
    4,000                  ECI Telecommunications Ltd.                                 102
    2,200                  Teva Pharmaceutical Industries Ltd. ADR                     104
                                                                                    ------
                                                                                       236
                                                                                    ------
                         ITALY (4.4%)
    4,100                  ENI S.p.A. ADS                                              234
   17,000                  Erg S.p.A. *                                                 63
    2,900                  Gucci Group N.V. *                                          121
   22,000                  Italgas S.p.A. *                                             91
  482,000                  SEAT S.p.A. *                                               188
  250,000                  SEAT S.p.A. Savings *                                        64
   44,000                  Telecom Italia S.p.A.                                       194
                                                                                    ------
                                                                                       955
                                                                                    ------
                         JAPAN (11.1%)
    8,000                  Bridgestone Corp.                                           173
    7,000                  Canon, Inc.                                                 163
    6,000                  Daibiru Corp.                                                44
   17,000                  Hitachi Ltd.                                                121
    2,000                  Hoya Corp.                                                   63
    4,000                  Ito-Yokado Co. Ltd.                                         204
    3,000                  Justsystem Corp.                                             38
    2,600                  Laox Co. Ltd.                                                21
   15,000                  Minebea Co. Ltd.                                            161
   24,000                  Mitsubishi Heavy Industries Ltd.                            100
    5,000                  Namco                                                       145
    1,100                  Nichiei Co. Ltd. *                                          121
      300                  Nippon Television Network                                    88
   11,000                  Nomura Securities Co. Ltd.                                  147
        4                  NTT Data Communications Systems Corp.                       215
   16,000                  Sekisui Chemical Co. Ltd.                                    81
   13,000                  Shiseido Co. Ltd.                                           177
    1,700                  Sony Corp.                                                  151
    9,000                  Terumo Corp.                                                132
    6,000                  Yamada Denki Co.                                             47
                                                                                    ------
                                                                                     2,392
                                                                                    ------
                         MALAYSIA (0.1%)
    8,000                  Edaran Otomobil Nasional Bhd                                 16
                                                                                    ------
                         MEXICO (1.6%)
   37,000                  Controladora Comercial Mexicana, S.A. de C.V.                48
    4,600                  Desc, Sociedad de Fomento Industrial,  S.A. de C.V. ADS     172
    6,000                  Tubos de Acero de Mexico, S.A. ADS *                        130
                                                                                    ------
                                                                                       350
                                                                                    ------

                         NETHERLANDS (5.6%)
    2,250                  Akzo Nobel N.V.                                             388
    2,500                  Benckiser N.V. "B" ADR *                                    103
    1,900                  EVC International N.V.                                       42
    4,100                  ING Group N.V.                                              173
   1,000O                  Oce-van der Grinten N.V.                                    109
    2,000                  Philips Electronics N.V.                                    121
      480                  Simac Techniek N.V.                                          56
    8,000                  Verenigd Besit VNU                                          225
                                                                                    ------
                                                                                     1,217
                                                                                    ------
                         NORWAY (1.6%)
   29,200                  Christiania Bank og Kreditkasse                             118
    6,100                  Schibsted ASA                                               104
   17,000                  Storebrand ASA *                                            120
                                                                                    ------
                                                                                       342
                                                                                    ------
                         PERU (0.2%)
    2,000                  Telefonica del Peru S.A. "B" ADS                             47
                                                                                    ------
                         PHILIPPINES (0.1%)
  180,000                  SM Prime Holdings, Inc.                                      27
                                                                                    ------
                         POLAND (0.7%)
    9,000                  Elektrim S.A.                                                87
   11,000                  Polifarb Cieszyn-Wroclaw S.A.                                52
    3,666                  Polifarb Cieszyn-Wroclaw S.A."D" *                           18
                                                                                    ------
                                                                                       157
                                                                                    ------
                         PORTUGAL (2.4%)
    3,500                  Banco Totta E Acores S.A.                                    69
    7,000                  Cimentos de Portugal S.A.                                   183
    5,400                  Portugal Telecom S.A. ADS                                   254
                                                                                    ------
                                                                                       506
                                                                                    ------
                         RUSSIA (1.8%)
    1,800                  LUKoil ADR                                                  166
    2,800                  Mosenergo ADR *                                             104(a)
  369,000                  Unified Energy Systems                                      111
                                                                                    ------
                                                                                       381
                                                                                    ------
                         SINGAPORE (0.7%)
   18,000                  DBS Land Ltd.                                                28
   22,800                  Overseas Union Bank Ltd.                                     87
   20,000                  Singapore Land Ltd.                                          44
                                                                                    ------
                                                                                       159
                                                                                    ------
                         SOUTH AFRICA (0.3%)
    2,500                  South African Breweries Ltd.                                 62
                                                                                    ------
                         SPAIN (2.3%)
    2,650                  Corporacion Bancaria de Espana S.A. *                       161
    5,000                  Corporacion Mapfre                                          133
    2,300                  Telefonica de Espana S.A. ADR                               209
                                                                                    ------
                                                                                       503
                                                                                    ------


B-54 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)           DECEMBER 31, 1997

                                                                                    Market
 Number                                                                             Value
of Shares                 Security                                                  (000)
---------                 --------                                                ---------

                         SWEDEN (3.4%)
    9,100                  Autoliv, Inc. SDR                                        $ 296
      700                  Munters AB *                                                 6
   12,000                  NK Cityfastigheter AB *                                     88
    4,000                  Nordbanken Holding AB *                                     23
   12,900                  Swedish Match AB                                            43
   10,000                  Volvo "B" AB                                               268
                                                                                   ------
                                                                                      724
                                                                                   ------

                         SWITZERLAND (3.5%)
      200                  Novartis AG                                                324
      700                  Selecta Group AG *                                          94
       70                  SGS Group AG                                               134
      200                  Sulzer AG P.C.                                             127
      100                  Tag Heuer International S.A. *                               9
    9,000                  Tag Heuer International S.A. ADR *                          74
                                                                                   ------
                                                                                      762
                                                                                   ------
                         TAIWAN (0.6%)
    5,625                  Acer, Inc. GDR *                                            43
    5,000                  China Steel Corp. GDS                                       75
                                                                                   ------
                                                                                      118
                                                                                   ------
                         TURKEY (0.5%)
2,994,000                  Yapi Ve Kredi Bankasi A.S.                                 114
                                                                                   ------
                         UNITED KINGDOM (13.4%)
   63,400                  Avis Europe plc                                            181
   42,300                  Billiton plc *                                             108
   15,000                  Cadbury Schweppes plc                                      151
   93,000                  Cookson Group plc                                          301
   45,000                  Corporate Services Group plc                               157
    6,800                  DFS Furniture Co. plc                                       58
    2,900                  Doncasters plc ADS *                                        61
   21,600                  EMI Group plc                                              180
   14,400                  Harvey Nichols plc                                          45
   19,000                  Ionica Group plc *                                          43
   75,000                  LucasVarity plc                                            265
   63,800                  Medeva plc                                                 170
   18,200                  National Westminster Bank plc                              303
   19,000                  Reuters Holdings plc                                       208
   42,000                  Safeway plc                                                237
   45,800                  Tomkins plc                                                217
   48,400                  WPP Group plc                                              216
                                                                                   ------
                                                                                    2,901
                                                                                   ------
                         VENEZUELA (0.4%)
    1,900                  Compania Anonima Nacional
                              Telefonos de Venezuela ADS                               79
                                                                                   ------

                         OTHER HOLDINGS (0.5%)
  110,000                  Central European Growth Fund plc *                         116
                                                                                   ------

                           Total stocks (cost: $20,372)                            20,044
                                                                                   ------

Principal
 Amount
  (000)
_________

                         U.S. GOVERNMENT & AGENCY ISSUE (5.8%)
$  1,255                   Federal Home Loan Bank, 4.75%,
                           1/02/98 (cost: $1,255)                                   1,255
                                                                                   ------

                           Total investments (cost: $21,627)                      $21,299
                                                                                   ======

                                                         1997 ANNUAL REPORT B-55

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)             December 31, 1997

                       PORTFOLIO OF SUMMARY BY INDUSTRY

     Telephones                                                   6.9 %
     U.S. Government & Agency Issue                               5.8
     Banks - Major Regional                                       5.7
     Auto Parts                                                   5.2
     Oil - International Integrated                               4.3
     Drugs                                                        3.2
     Services - Commercial & Consumer                             3.0
     Computer Software & Service                                  2.8
     Oil & Gas - Exploration/Production                           2.6
     Electric                                                     2.5
     Metals/Mining                                                2.2
     Retail - Specialty                                           2.2
     Publishing                                                   2.2
     Iron & Steel                                                 2.2
     Manufacturing - Diversified Industries                       2.1
     Retail - Food                                                2.0
     Insurance - Multi-Line Companies                             2.0
     Oil & Gas - Drilling/Equipment                               1.9
     Beverages - Nonalcoholic                                     1.8
     Chemicals - Specialty                                        1.8
     Automobiles                                                  1.8
     Real Estate Investment Trusts                                1.7
     Medical Products & Supplies                                  1.7
     Foreign Conglomerate                                         1.7
     Machinery - Diversified                                      1.6
     Communication - Equipment Manufacturers                      1.5
     Banks - Money Center                                         1.4
     Building Material Group                                      1.4
     Lodging/Hotel                                                1.3
     Office Equipment & Supplies                                  1.3
     Engineering & Construction                                   1.2
     Railroads/Shipping                                           1.1
     Oil - Domestic Integrated                                    1.1
     Advertising/Marketing                                        1.0
     Services - Data Processing                                   1.0
     Other                                                       15.5
                                                                -----
     Total                                                       98.7%
                                                                =====

  See accompanying "Notes to Portfolios of Investments in Securities" on page B-57.


B-56 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST
               NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES
                                                               December 31, 1997

GENERAL NOTES
Market values of securities are determined by procedures and practices discussed in Note 1 to the Trust's financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 3.6% and 5.6% of net assets at December 31, 1997, of the USAA Life VA Growth and Income Fund and the USAA Life VA Aggressive Growth Fund, respectively.

ADS/ADR - American Depositary Shares/ Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GDS/GDR - Global Depositary Shares/Receipts are foreign shares held by a non-U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the Manager. Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

(b) Illiquid security valued using methods determined by the Manager under general supervision of the Board of Trustees. At December 31, 1997, this security represented .05% of the USAA Life VA Aggressive Growth Fund's net assets.

* Non-income producing security.

PORTFOLIO DESCRIPTION
ABBREVIATIONS

CP           Commercial Paper

CRE          Credit Enhanced

IDA          Industrial Development
             Authority/Agency

MTN          Medium-Term Note

RB           Revenue Bond

CATEGORIES AND
DEFINITIONS

The securities in USAA Life VA Money Market Fund are divided into two categories- fixed rate instruments and variable rate demand notes.

FIXED RATE INSTRUMENTS - consist of corporate and government notes and commercial paper. The coupon rate is constant to maturity.

VARIABLE RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at the stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The VRDN's effective maturity is the date on which the underlying principal amount may be recovered or the next rate adjustment date consistent with applicable regulatory requirements. Most VRDNs possess a credit enhancement.

CREDIT ENHANCEMENT (CRE) - adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high quality bank, insurance company, or other corporation, or a collateral trust. Typically, the rating agencies evaluate the security based upon the credit standing of the credit enhancement, rather than the credit standing of the issuer.



See accompanying "Notes to Financial Statements" on page B-62.


                                                         1997 ANNUAL REPORT B-57

                          USAA LIFE INVESTMENT TRUST

                    STATEMENTS OF ASSETS AND LIABILITIES
(In Thousands, Except Per Share Data)             DECEMBER 31, 1997

                                          USAA Life                  USAA Life     USAA Life                    USAA Life  USAA Life
                                          VA Money      USAA Life    VA Growth     VA World    USAA Life VA        VA      VA Inter-
                                           Market       VA Income    and Income    Growth      Diversified      Aggressive national
                                           Fund           Fund        Fund          Fund       Assets Fund     Growth Fund   Fund
                                          ---------     ---------    ----------    ---------   ------------    ----------- ---------
ASSETS
Investments in securities, at
  market value (identified cost of
  $14,914, $25,781, $64,218,
  $31,549, $37,207, $37,544
  and $21,627, respectively)              $14,914       $27,869      $85,783       $39,027     $47,885         $41,621     $21,299
Cash                                            1             2            8             4           1               5           3
Cash denominated in foreign currencies
  (identified cost of $414 and
  $321, respectively)                           -              -           -           405           -               -         315
Receivables:
  Capital shares sold                         255             45          18             6          32               -           -
  Dividends and interest                       26            372         157            39         342               6          17
  Securities sold                               -              -           -           149           -           1,170          11
                                          -------        -------     -------       -------     -------         -------     -------
   Total assets                            15,196         28,288      85,966        39,630      48,260          42,802      21,645
                                          -------        -------     -------       -------     -------         -------     -------
LIABILITIES
  Securities purchased                          -              -         150            65           -             198           5
  Capital shares redeemed                      45              2          18             5           6               -           1
  Accrued advisory fees                         -              8          14             7          10              21          22
  Accounts payable and accrued expenses        20             32          34            43          32              38          35
                                          -------        -------     -------       -------     -------         -------     -------
   Total liabilities                           65             42         216           120          48             257          63
                                          -------        -------     -------       -------     -------         -------     -------
     Net assets applicable to capital
      shares outstanding                  $15,131        $28,246     $85,750       $39,510     $48,212         $42,545     $21,582
                                          =======        =======     =======       =======     =======         =======     =======
REPRESENTED BY:
  Paid-in capital                         $15,131        $26,144     $62,925       $31,911     $37,482         $37,820     $21,927
  Accumulated undistributed net
   investment income (loss)                     -             32          30            44          34               -          (3)
  Accumulated net realized gain (loss)
   on investments                               -            (18)      1,230            86          18              648         (7)
  Net unrealized appreciation (depreciation)
   of investments                               -          2,088      21,565         7,478      10,678            4,077       (328)
  Net unrealized depreciation
   on foreign currency translations             -              -           -            (9)          -                -         (7)
                                          -------        -------     -------       -------     -------          -------    -------
      Net assets applicable to capital
       shares outstanding                 $15,131        $28,246     $85,750       $39,510     $48,212          $42,545    $21,582
                                          =======        =======     =======       =======     =======          =======    =======
Capital shares outstanding, unlimited
 number of shares authorized, no par
 value                                     15,131          2,578       4,769         2,962       3,329            3,639      2,148
                                          =======        =======     =======       =======     =======          =======    =======
      Net asset value, redemption price,
       and offering price per share       $  1.00        $ 10.96     $ 17.98       $ 13.34     $ 14.48          $ 11.70    $ 10.05
                                          =======        =======     =======       =======     =======          =======    =======

See accompanying "Notes to Financial Statements" on page B-62.

B-58  ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                           STATEMENTS OF OPERATIONS
(In Thousands)                           YEAR ENDED DECEMBER 31, 1997

                                          USAA Life                  USAA Life     USAA Life                   USAA Life   USAA Life
                                          VA Money      USAA Life    VA Growth     VA World    USAA Life VA       VA       VA Inter-
                                           Market       VA Income    and Income    Growth      Diversified     Aggressive  national
                                           Fund           Fund        Fund          Fund       Assets Fund     Growth Fund*  Fund*
                                          ---------     ---------    ----------    ---------   ------------    ----------- --------
NET INVESTMENT INCOME (LOSS):
  Income (net of foreign taxes withheld
  of $0, $0, $5, $55, $0, $0 and $18,
  respectively):
     Dividends                            $  -          $  288       $ 1,375       $   546     $  631          $    63       $ 181
     Interest                              820           1,594           109           148      1,104               79          73
                                          ----          ------       -------        ------     ------          -------       -----
       Total income                        820           1,882         1,484           694      1,735              142         254
                                          ----          ------       -------        ------     ------          -------       -----
Expenses:
  Advisory fees                             29              50           139            77         79              130          92
  Administrative fees                        1               1             1             1          1                1           1
  Custodian's fees                          28              39            49           108         43               60          53
  Shareholder reporting fees                 9               3             8             6          5                3           2
  Trustees' fees                             4               4             4             4          4                2           2
  Professional fees                         32              32            32            32         32               25          25
  Other                                      -               1             1             1          1                -           1
                                          ----          ------       -------        ------     ------          -------       -----
    Total expenses before reimbursement    103             130           234           229        165              221         176
  Expenses reimbursed                      (51)            (42)            -             -        (26)             (39)        (21)
                                          ----          ------       -------        ------     ------          -------       -----
    Total expenses after reimbursement      52              88           234           229        139              182         155
                                          ----          ------       -------        ------     ------          -------       -----
    Net investment income (loss)           768           1,794         1,250           465      1,596              (40)         99
                                          ----          ------       -------        ------     ------          -------       -----
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on:
    Investments                              -             462         4,276         2,634        834            1,134         197
    Foreign currency transactions            -               -             -           (11)         -                -          (5)
  Change in net unrealized appreciation/
   depreciation of:
    Investments                              -             535         9,783         1,623      4,986            4,077        (328)
    Translation of assets and liabilities
     in foreign currencies                   -               -             -            (9)         -                -          (7)
                                          ----          ------       -------        ------     ------           ------       -----
      Net realized and unrealized gain
       (loss)                                -             997        14,059         4,237      5,820            5,211        (143)
                                          ----          ------       -------        ------     ------           ------       -----
Increase (decrease) in net assets
 resulting from operations                $768          $2,791       $15,309        $4,702     $7,416           $5,171       $ (44)
                                          ====          ======       =======        ======     ======           ======       =====


* Funds commenced operations May 1, 1997.

See accompanying "Notes to Financial Statements" on page B-62.

                                                         1997 ANNUAL REPORT B-59

                          USAA LIFE INVESTMENT TRUST

                      STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)                            YEARS ENDED DECEMBER 31

                                                                                                                    USAA Life VA
                                                                USAA Life VA               USAA Life VA              Growth and
                                                              Money Market Fund            Income Fund               Income Fund
                                                             --------------------      ---------------------    --------------------
                                                              1997          1996         1997          1996       1997         1996
                                                             -----         ------      ------         ------    ------        -----
From operations:

  Net investment income (loss)                                $    768   $   584        $ 1,794    $  1,956      $  1,250  $   916
    Net realized gain (loss) on:
      Investments                                                    -         -            462        (480)        4,276    1,524
      Foreign currency transactions                                  -         -              -           -             -        -
    Change in net unrealized appreciation/depreciation of:
      Investments                                                    -         -            535      (1,063)        9,783    6,662
      Foreign currency translations                                  -         -              -           -             -        -
                                                              --------   -------        -------    --------      --------  -------
      Increase (decrease) in net assets resulting
       from operations                                             768       584          2,791         413        15,309    9,102
                                                              --------   -------        -------    --------      --------  -------
Distributions to shareholders from:
  Net investment income                                           (768)     (584)        (1,835)     (1,883)       (1,222)    (914)
                                                              --------   -------        -------    --------      --------  -------
  Net realized gains                                                 -         -              -           -        (3,404)  (1,166)
                                                              --------   -------        -------    --------      --------  -------
From capital share transactions:
  Proceeds from shares sold                                     60,217    62,988          3,986       7,926        33,830   20,120
  Shares issued for dividends reinvested                           768       584          1,835       1,883         4,626    2,080
  Cost of shares redeemed                                      (57,099)  (60,129)        (2,580)    (10,113)      (19,321)  (2,051)
                                                              --------  --------        -------    --------      --------  -------
    Increase (decrease) in net assets from
     capital share transactions                                  3,886     3,443          3,241        (304)       19,135   20,149
                                                              --------  --------        -------    --------      --------  -------
Net increase (decrease) in net assets                            3,886     3,443          4,197      (1,774)       29,818   27,171
Net assets:
  Beginning of period                                           11,245     7,802         24,049      25,823        55,932   28,761
                                                               -------   -------       --------     -------      --------  -------
  End of period                                                $15,131   $11,245       $ 28,246     $24,049      $ 85,750  $55,932
                                                               =======   =======       ========     =======      ========  =======

Undistributed net investment income included in net assets:
  Beginning of period                                          $     -   $     -       $     73     $     -      $      2  $     -
                                                               =======   =======       ========     =======      ========  =======

  End of period                                                $     -   $     -       $     32     $    73      $     30  $     2
                                                               =======   =======       ========     =======      ========  =======
 Change in shares outstanding:
   Shares sold                                                  60,217    62,988            362         725         1,986    1,440
   Shares issued for dividends reinvested                          768       584            168         178           260      137
   Shares redeemed                                             (57,099)  (60,129)          (240)       (897)       (1,190)    (146)
                                                              --------  --------       --------     -------      --------  -------
     Increase in shares outstanding                              3,886     3,443            290           6         1,056    1,431
                                                              ========  ========       ========     =======      ========   ======

* Funds commenced operations May 1, 1997.
See accompanying "Notes to Financial Statements" on page B-62.

B-60 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                      STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)                           YEARS ENDED DECEMBER 31

                                                 USAA Life VA   USAA Life VA
  USAA Life VA            USAA Life VA            Aggressive    International
World Growth Fund     Diversified Assets Fund    Growth Fund*       Fund*
-----------------     -----------------------   -------------   ---------------
1997        1996       1997             1996        1997            1997
----        ----       ----             ----        ----            ----
$   465     $   451    $ 1,596          $ 1,375     $   (40)        $    99

  2,634       1,771        834            1,197       1,134             197
    (11)         (2)         -                -           -              (5)

  1,623       3,623      4,986            1,737       4,077            (328)
     (9)          -          -                -           -              (7)
-------     -------    -------          -------     -------         -------

  4,702       5,843      7,416            4,309       5,171             (44)
-------     -------    -------          -------     -------         -------

   (458)       (449)    (1,565)          (1,372)          -             (97)
-------     -------    -------          -------     -------         -------
 (2,843)     (1,428)    (1,771)            (234)       (446)           (204)
-------     -------    -------          -------     -------         -------

  9,019       7,927     12,393            8,615      38,066          21,912
  3,301       1,876      3,336            1,606         446             301
(11,746)       (940)    (1,987)          (8,845)       (692)           (286)
-------     -------    -------          -------     -------         -------

    574       8,863     13,742            1,376      37,820          21,927
-------     -------    -------          -------     -------         -------
  1,975      12,829     17,822            4,079      42,545          21,582

 37,535      24,706     30,390           26,311           -               -
-------     -------    -------          -------     -------         -------
$39,510     $37,535    $48,212          $30,390     $42,545         $21,582
=======     =======    =======          =======     =======         =======

$    48     $     -    $     3          $     -     $     -         $     -
=======     =======    =======          =======     =======         =======
$    44     $    48    $    34          $     3     $     -         $    (3)
=======     =======    =======          =======     =======         =======


    644         642        888              679       3,655           2,145
    247         147        236              123          39              30
   (869)        (75)      (142)            (655)        (55)            (27)
-------     -------    -------          -------     -------         -------
     22         714        982              147       3,639           2,148
=======     =======    =======          =======     =======         =======

                                                         1997 ANNUAL REPORT B-61

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                                                          DECEMBER 31, 1997

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of seven separate funds. The USAA Life VA Aggressive Growth and International Funds commenced operations May 1, 1997 with an initial investment from USAA Life Insurance Company (USAA Life). USAA Life is a wholly owned subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution.

The investment objectives of the Funds are as follows:

USAA LIFE VA MONEY MARKET FUND: Highest level of current income consistent with preservation of capital and maintenance of liquidity.

USAA LIFE VA INCOME FUND: Maximum current income without undue risk to principal.

USAA LIFE VA GROWTH AND INCOME FUND: Capital growth and current income.

USAA LIFE VA WORLD GROWTH FUND: Long-term capital appreciation.

USAA LIFE VA DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE VA AGGRESSIVE GROWTH FUND: Appreciation of capital.

USAA LIFE VA INTERNATIONAL FUND: Primary objective is capital appreciation. Current income is a secondary objective.

Shares of the Funds currently are offered only to the Separate Account of USAA Life Insurance Company (the Separate Account) to serve as the funding medium for certain variable annuity contracts offered by USAA Life.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, all securities in the USAA Life VA Money Market Fund, are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Funds' Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the investment advisor under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Account and USAA Life. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities of the USAA Life VA Aggressive Growth Fund at December 31, 1997 to decrease accumulated net investment loss and to decrease accumulated net realized gain on investments by approximately $40,000.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term and long-term securities are amortized over the life of the respective securities.

D. FOREIGN CURRENCY TRANSLATIONS - The assets of the USAA Life VA Growth and Income, World Growth, Aggressive Growth, and International Funds may be invested in the securities of foreign issuers. Since the accounting records of the Funds are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

B-62 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                (Continued)                               DECEMBER 31, 1997


1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2) DISTRIBUTIONS
USAA LIFE VA MONEY MARKET FUND
Net investment income is accrued daily as dividends and distributed monthly to its shareholder, the Separate Account. All net investment income available for distribution was distributed at December 31, 1997.
Distributions of realized gains from security transactions not offset by capital losses are made annually or as otherwise required to avoid the payment of federal taxes.

USAA LIFE VA INCOME, USAA LIFE VA GROWTH AND INCOME, USAA LIFE VA WORLD GROWTH, USAA LIFE VA DIVERSIFIED ASSETS, USAA LIFE VA AGGRESSIVE GROWTH, AND USAA LIFE VA INTERNATIONAL FUNDS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders annually or as otherwise required to avoid the payment of federal taxes.

3) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 1997 were as follows:

                                                         USAA Life VA  USAA Life VA  USAA Life VA  USAA Life VA  USAA Life VA
                                           USAA Life VA  Growth and    World Growth   Diversified   Aggressive   International
                                           Income Fund   Income Fund      Fund        Assets Fund  Growth Fund       Fund
                                           ------------  ------------  ------------  ------------  ------------  -------------
Purchases                                  $11,881,427   $28,563,765   $17,558,228   $19,691,759   $62,227,461   $ 25,740,538
Sales/Maturities                           $ 7,590,363   $13,615,904   $19,536,592   $ 7,478,417   $25,967,877   $  5,565,612

Purchases and sales/maturities of securities for the year ended December 31, 1997 for the USAA Life VA Money Market Fund were $186,541,775 and $183,698,718, respectively.

Gross unrealized appreciation and depreciation of investments as of December 31, 1997 was as follows:

                                                         USAA Life VA  USAA Life VA  USAA Life VA  USAA Life VA  USAA Life VA
                                           USAA Life VA  Growth and    World Growth   Diversified   Aggressive   International
                                           Income Fund   Income Fund      Fund        Assets Fund  Growth Fund       Fund
                                           ------------  ------------  ------------  ------------  ------------  -------------
Appreciation                               $2,102,385    $22,678,451   $ 9,734,599   $10,814,812   $5,842,619    $ 1,977,969
Depreciation                                  (14,400)    (1,113,480)   (2,256,521)     (136,808)  (1,765,303)    (2,305,701)
                                           ----------    -----------   -----------   -----------   -----------   -----------
Net                                        $2,087,985    $21,564,971   $ 7,478,078   $10,678,004   $4,077,316    $ (327,732)
                                           ==========    ===========   ===========   ===========   ===========   ==========

4) FOREIGN CURRENCY CONTRACTS
A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life VA World Growth and International Funds currently enter into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Funds foregoing the opportunity for potential profit.

                                                 1997 ANNUAL REPORT B-63

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                (Continued)                               DECEMBER 31, 1997

At December 31, 1997, the terms of open foreign currency contracts were as follows (in thousands):

USAA LIFE VA WORLD GROWTH FUND:


                                        U.S. Dollar                        U.S. Dollar
                                           Value                              Value                   Unrealized
Exchange           Currency to be           as of       Currency to be         as of                 Appreciation
  Date               Delivered            12/31/97        Received            12/31/97               (Depreciation)
--------        -----------------       -----------    ------------------   ------------           --------------
 1/02/98             6  U.S. Dollar        $ 6         51  Swedish Krona        $ 6                      $   -
 1/06/98         1,986  Japanese Yen        15         15  U.S. Dollar           15                          -
 1/15/98           814 Belgian Franc        22         22  U.S. Dollar           22                          -
 1/15/98           549 Belgian Franc        15         15  U.S. Dollar           15                          -
                                           ---                                  ---                      -----
                                           $58                                  $58                      $   -
                                           ===                                  ===                      =====


USAA LIFE VA INTERNATIONAL FUND:

                                        U.S. Dollar                        U.S. Dollar
                                           Value                              Value                   Unrealized
Exchange           Currency to be           as of       Currency to be         as of                 Appreciation
  Date               Delivered            12/31/97        Received            12/31/97               (Depreciation)
--------        -----------------       -----------    ------------------   ------------           --------------
1/02/98             5  U.S. Dollar      $ 5            38  Swedish Krona    $ 5                     $  -
1/06/98         1,489  Japanese Yen      11            11  U.S. Dollar       11                        -
                                        ---                                 ---                     ----
                                        $16                                 $16                     $  -
                                        ===                                 ===                     ====

5) TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES - The investment policies of the Funds and management of the Funds' portfolios are carried out by USAA Investment Management Company (USAA
IMCO). USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed on an annualized rate of .50% of the monthly average net assets of the USAA VA Life Aggressive Growth Fund, .65% of the monthly average net assets of the USAA VA Life International Fund, and .20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month.

B. ADMINISTRATIVE FEES - As outlined in the Underwriting and Administrative Services Agreement by and between USAA Life, the Trust and USAA IMCO, USAA Life provides certain management, administrative, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide services.

C. EXPENSES REIMBURSED - USAA Life, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed .65% of the monthly average net assets of the USAA Life
VA World Growth Fund, .70% of the monthly average net assets of the USAA Life VA Aggressive Growth Fund, 1.10% of the monthly average net assets of the USAA Life VA International Fund, and .35% of the monthly average net assets of each other Fund. Expenses include advisory and administrative fees discussed above.

D. UNDERWRITING AND ADMINISTRATIVE SERVICES AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. USAA IMCO receives no commissions or fees for this service.

E. BROKERAGE SERVICES - USAA Brokerage Services, a discount brokerage service of USAA IMCO, may execute portfolio transactions for the Funds. The amount of brokerage commissions paid to USAA Brokerage Services during the year ended December 31, 1997 for the USAA Life VA Growth and Income, USAA Life VA Diversified Assets, and USAA Life VA Aggressive Growth Funds were $484, $524, and $1,456, respectively.

F. SHARE OWNERSHIP - At December 31, 1997, USAA Life owned 1,931,898 shares (74.9%) of the USAA Life VA Income Fund, 1,287,098 shares (27.0%) of the USAA Life VA Growth and Income Fund, 1,545,711 shares (52.2%) of the USAA Life VA World Growth Fund, 1,726,561 shares (51.9%) of the USAA Life VA Diversified Assets Fund, 3,440,665 shares (94.6%) of the USAA Life VA Aggressive Growth Fund, and 1,993,958 shares (92.8%) of the USAA Life VA International Fund. All other shares are owned by the Separate Account.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Funds.

B-64 ANNUAL REPORT 1997
                      this page left blank intentionally

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                (Continued)                               DECEMBER 31, 1997

6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                                      USAA Life VA                       USAA Life VA                     USAA Life VA
                                   Money Market Fund                      Income Fund                Growth and Income Fund
                              ---------------------------         ---------------------------        --------------------------
                                Year Ended December 31,             Year Ended December 31,           Year Ended December 31,
                              1997       1996       1995*         1997      1996       1995*         1997      1996       1995*
                              ----       ----       -----         ----      ----       -----         ----      ----       -----
Net asset value at
 beginning of period          $  1.00    $  1.00    $  1.00       $ 10.51   $ 11.32   $ 10.00        $ 15.06   $ 12.60   $ 10.00
Net investment income (loss)      .05        .05        .06(b)        .75       .92       .78(b)         .28       .26       .34(b)
Net realized and unrealized
 gain (loss)                        -          -          -           .46      (.84)     1.61           3.68      2.79      2.83
Distributions from net
 investment income               (.05)      (.05)      (.06)         (.76)     (.89)     (.76)          (.27)     (.26)     (.30)
Distributions of realized
 capital gains                      -          -          -             -         -      (.31)          (.77)     (.33)     (.27)
                              -------    -------     ------       -------   -------   -------        -------   -------   -------
Net asset value at
 end of period                $  1.00    $  1.00    $  1.00       $ 10.96   $ 10.51   $ 11.32        $ 17.98   $ 15.06   $ 12.60
                              =======    =======    =======       ========  =======   =======        =======   =======   =======
   Total return (%)***           5.35       5.25       5.69         11.60       .67     23.88          26.43     24.13     31.72
Net assets at end
 of period (000)              $15,131    $11,245    $ 7,802       $28,246   $24,049   $25,823        $85,750   $55,932   $28,761
Ratio of expenses to
 average net assets (%)           .35        .35        .35(a)        .35       .35       .35(a)         .34       .35       .35(a)
Ratio of expenses to
 average net assets, excluding
 reimbursements(%)                .70       1.24       2.29(a)        .52       .65       .65(a)          NA       .53       .66(a)
Ratio of net investment income
 to average net assets (%)       5.22       5.10       5.55(a)       7.16      6.99      7.07(a)        1.80      2.25      2.82(a)
Portfolio turnover (%)              -          -          -         30.77     97.74     55.08          20.26     14.55     17.73
Average commission rate
 paid per share+                    -          -          -       $ .0500   $ .0500   $ .0400        $ .0498   $ .0490   $ .0489


*   Funds commenced operations January 5, 1995.

**  Funds commenced operations May 1, 1997.

*** Assumes reinvestment of all dividend income and capital gains distributions during the period. Total returns for each period do not reflect insurance expenses that apply at the Separate Account level, such as risk and expense charges. These expenses would reduce the total return for the period shown.

+ Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(b) Calculated using weighted average shares.

B-66 ANNUAL REPORT 1997

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                (Continued)                               DECEMBER 31, 1997





                                                                         USAA Life VA       USAA Life VA
            USAA Life VA                    USAA Life VA                  Aggressive       International
         World Growth Fund             Diversified Assets Fund           Growth Fund             Fund
--------------------------------  -------------------------------      ---------------    --------------
                                                                         Period Ended      Period Ended
  Year Ended December 31,           Year Ended December 31,              December 31,      December 31,
1997       1996       1995*        1997       1996       1995*              1997**            1997**
----       ----      ------        ----       ----       -----           ------------      -------------
$ 12.77    $ 11.10   $ 10.00       $ 12.95    $ 11.96    $ 10.00           $ 10.00           $ 10.00
    .17        .18       .17(b)        .50        .62        .55(b)           (.01)(b)           .05(b)

   1.62       2.16      1.79          2.14       1.10       2.08              1.83               .15

   (.17)      (.16)     (.16)         (.50)      (.62)      (.53)                -              (.05)
  (1.05)      (.51)     (.70)         (.61)      (.11)      (.14)             (.12)             (.10)
--------   -------   -------      --------    -------    -------           -------           -------

$ 13.34    $ 12.77   $ 11.10      $ 14.48     $ 12.95    $ 11.96           $ 11.70           $ 10.05
=======    =======   =======      =======     =======    =======           =======           =======
  14.08      21.12     19.55        20.70       14.30      26.33             18.26              1.92

$39,510    $37,535   $24,706      $48,212     $30,390    $26,311          $42,545            $21,582

    .59        .65       .65(a)       .35         .35        .35(a)           .70(a)            1.10(a)


     NA        .82       .87(a)       .42         .61        .64(a)           .85(a)            1.24(a)

   1.20       1.45      1.55(a)      4.02        4.46       4.93(a)          (.15)(a)            .70(a)
  48.89      57.66     78.86        19.19       43.75      58.87            73.77              30.57

$ .0063    $ .0006   $ .0076      $ .0507     $ .0471    $ .0482          $ .0489            $ .0082



                                                         1997 ANNUAL REPORT B-67
                      this page left blank intentionally

                          USAA LIFE INSURANCE COMPANY


                     To discuss your investment strategy,
                the Variable Annuity's features or performance,
                   call an Account Representative toll free
                    Monday - Friday 7:15 a.m. to 8:00 p.m.
                                1-800-531-2923
                           (456-9050 in San Antonio)

                                ---------------

               If you wish to discuss your particular contract, transfer money from one fund account to another or select a payout option call a Service Representative toll free,
                       Monday - Friday 8 a.m. to 5 p.m.
                                1-800-531-4265

                                ---------------

                       For variable annuity unit values
                         call our recorded QUOTELINE,
                         24-hours a day, 7 days a week
                                1-800-531-8233
                           (498-6860 in San Antonio)


                          [LOGO OF USAA APPEARS HERE]

                          USAA Life Insurance Company
                           9800 Fredericksburg Road
                           San Antonio, Texas  78288


           Copyright (Copy Rights) 1998, USAA.  All rights reserved.

                                                                      26946-0298